UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)					March 31, 2010

UNITED STATES GOVERNMENT OBLIGATIONS 65.30%		Coupon	Maturity	Principal
		Rate	Date	Amount	Value

United States Treasury Bills 54.84%
	Yield	0.18%	04/01/10	$ 10,000,000	$ 10,000,000
	Yield	0.09%	04/15/10	10,000,000	9,999,650
	Yield	0.14%	04/22/10	10,000,000	9,999,212
	Yield	0.14%	05/06/10	10,000,000	9,998,688
	Yield	0.13%	05/13/10	10,000,000	9,998,483
	Yield	0.13%	05/27/10	10,000,000	9,998,056
					59,994,089

Treasury Inflation Protected Securities 10.46%
		0.88%	04/15/10	11,438,000	11,444,473

Total Investments 65.30%					71,438,562
(cost $71,438,562)
Other assets and liabilities, net 34.70%					37,963,255

NET ASSETS 100%					$ 109,401,817

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)					March 31, 2010

UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS 99.92%		Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 32.40%
Discount Notes:
	Yield	0.01%	04/01/10	$ 50,000,000	$ 50,000,000
	Yield	0.26%	06/23/10	2,608,000	2,606,437
Fixed Rates:
		0.88%	04/01/10	2,000,000	2,000,000
		5.20%	04/19/10	10,000,000	10,025,186
		2.88%	09/22/10	5,000,000	5,062,447
Variable Rates:
		0.19%	05/26/10	5,000,000	5,000,000
		0.53%	10/15/10	1,350,000	1,352,815
		0.23%	11/02/10	1,725,000	1,725,830
					77,772,715

Federal Home Loan Bank 45.62%
Discount Notes:
	Yield	0.07%	04/05/10	30,000,000	29,999,767
	Yield	0.12%	04/07/10	7,537,000	7,536,856
	Yield	0.12%	04/09/10	10,156,000	10,155,735
	Yield	0.14%	04/16/10	10,000,000	9,999,417
	Yield	0.12%	04/23/10	10,400,000	10,399,237
	Yield	0.14%	04/28/10	4,900,000	4,899,486
	Yield	0.15%	05/12/10	7,400,000	7,398,764
	Yield	0.14%	05/24/10	5,000,000	4,998,969
	Yield	0.17%	06/11/10	3,000,000	2,998,994
	Yield	0.17%	06/25/10	2,695,000	2,693,918
	Yield	0.17%	06/30/10	3,000,000	2,998,725
	Yield	0.22%	09/02/10	931,000	930,124
Fixed Rates:
		4.13%	08/13/10	2,000,000	2,025,562
		4.75%	08/13/10	2,450,000	2,491,029
Variable Rates:
		0.15%	07/13/10	10,000,000	9,999,933
					109,526,516

United States Treasury Bills 16.66%
	Yield	0.08%	04/01/10	10,000,000	10,000,000
	Yield	0.09%	04/01/10	20,000,000	20,000,000
	Yield	0.17%	09/16/10	10,000,000	9,997,696
					39,997,696
Treasury Inflation Protected Securities 5.24%
		0.88%	04/15/10	11,438,000	12,588,920

Total Investments 99.92%					239,885,847
(cost $239,885,847)
Other assets and liabilities, net 0.08%					183,494

NET ASSETS 100%					$ 240,069,341

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)				March 31, 2010

MUNICIPAL BONDS 87.73%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 3.34%
Bessemer, Alabama Water Revenue	4.00%	01/01/16	$ 300,000	$ 282,180
Mountain Brook City Board of Education
Capital Outlay	4.00%	02/15/15	200,000	216,786
University of Alabama at Birmingham,
Hospital Revenue, Series A	5.00%	09/01/15	300,000	326,277
				825,243
Alaska 1.29%
Alaska Municipal Bond Bank Authority,
Series A	4.00%	02/01/16	300,000	318,204

Arizona 3.48%
Arizona School Facilities Board
Certificates, Series A-1	5.00%	09/01/17	325,000	347,643
Arizona State Transportation Board
Excise Tax Revenue	5.00%	07/01/17	175,000	197,485
Pima County Unified School District,
GO Unlimited, Refunding	3.70%	07/01/12	300,000	314,523
				859,651
California 2.30%
San Diego, California Community College District,
District, Capital Appreciation, Election 2002,
GO Unlimited (ZCB)	4.34%(1)	05/01/15	300,000	254,640
Vernon, California Electric Systems
Revenue, Series A	3.75%	08/01/13	300,000	314,799
				569,439
Connecticut 1.99%
Connecticut State, Series D,
GO Unlimited	5.38%	11/15/18	250,000	277,882
Connecticut State, Series E,
GO Unlimited	5.13%	11/15/14	200,000	213,294
				491,176
District of Columbia 2.63%
District of Columbia Certifications of
Participation	4.00%	01/01/14	250,000	257,870
Washington D.C. Convention Center
Authority Dedicated Tax Revenue,
Refunding, Series A	5.00%	10/01/13	110,000	119,471
Washington D.C. Convention Center
Authority Dedicated Tax Revenue,
Refunding, Series A	5.00%	10/01/16	250,000	272,195
				649,536
Florida 5.02%
Florida State Board of Education Lottery
Revenue, Series A	4.00%	07/01/14	300,000	324,882
Orange County, Florida Tourist
Development Tax Revenue, Refunding	5.00%	10/01/10	300,000	304,992
Orange County, Florida Tourist
Development Tax Revenue, Refunding	5.00%	10/01/14	260,000	289,406
Reedy Creek, Florida Improvement
District Utilities Revenue, Refunded,
Series 2	5.00%	10/01/16	300,000	321,510
				1,240,790
Georgia 1.66%
Atlanta, Georgia Water & Wastewater
Revenue, Series B	3.50%	11/01/13	400,000	410,540

Illinois 10.56%
Aurora, Illinois, Series B, GO Unlimited	3.00%	12/30/15	200,000	208,790
Chicago, Illinois Sales Tax Revenue	5.50%	01/01/15	350,000	393,113
Chicago, Illinois, Direct Access Bond,
Series E-1 B, GO Unlimited	4.00%	01/01/19	200,000	203,492
Chicago, Illinois, Unrefunded Balance,
Series B	5.13%	01/01/15	325,000	366,743
Dundee Township, GO Unlimited	5.00%	12/01/13	240,000	264,432
Illinois Finance Authority Revenue,
Refunding	5.00%	07/01/16	390,000	407,488
Illinois State Sales Tax Revenue	5.00%	06/15/14	200,000	221,370
Illinois State Toll Highway Authority,
Toll Highway Revenue, Series A	5.00%	01/01/16	200,000	221,900
Illinois State, Refunding, GO Unlimited	5.00%	01/01/16	300,000	325,950
				2,613,278
Indiana 5.16%
Hamilton Heights Independent School	5.25%	07/15/11	305,000	322,821
Indiana State Finance Authority Revenue,
Refunding	4.00%	05/01/12	350,000	369,821
Noblesville Independent Redevelopment
Authority Lease Rent Revenue	5.00%	01/15/24	250,000	255,690
Tippecanoe County, Indiana School
Improvements	4.00%	01/15/15	300,000	326,760
				1,275,092
Iowa 2.08%
Ames, Iowa Hospital Revenue,
Refunding	5.00%	06/15/15	300,000	304,215
Johnston Community School District,
GO Unlimited	4.00%	06/01/16	200,000	208,796
				513,011
Kansas 0.88%
Kansas State Development Finance
Authority Revenue	4.00%	10/01/15	200,000	218,076

Kentucky 1.30%
Louisville & Jefferson County
Metropolitan Sewer District &
Drain Systems, Series A	5.50%	05/15/15	300,000	321,474

Massachusetts 1.45%
New Bedford, Massachusetts,
State Qualified Municipal Loan,
GO Limited	3.00%	03/01/15	345,000	358,082

Michigan 4.92%
Detroit, Michigan Local Development
Finance Authority, Series A	5.20%	05/01/10	40,000	11,200
Detroit, Michigan Sewer Disposal
Revenue, Refunded, Series C-1	5.25%	07/01/15	400,000	431,616
Michigan State Building Authority
Revenue, Refunded, Series I	5.25%	10/15/14	300,000	322,416
Michigan State Grant Anticipation Bonds	5.00%	09/15/16	200,000	222,896
Michigan State Hospital Finance
Authority Revenue, Trinity Health,
Series A	6.00%	12/01/18	200,000	227,904
				1,216,032
Missouri 0.94%
Missouri State Health & Educational
Facilities Authority Revenue, Series A	6.75%	05/15/13	200,000	233,496

Nevada 1.83%
North Las Vegas, GO Limited	4.00%	03/01/16	200,000	200,470
Nye County School District, GO Limited	4.00%	05/01/15	230,000	252,186
				452,656
New Hampshire 0.60%
New Hampshire Health & Education
Facilities Authority Revenue	5.00%	07/01/14	145,000	148,209

New Jersey 2.13%
New Jersey State	5.13%	05/01/10	250,000	250,842
New Jersey State Transportation Trust
Fund Authority, Series D	4.00%	06/15/14	250,000	274,975
				525,817
New York 3.66%
New York State Dormitory Authority Revenues,
Nonconstruction Supported Debt, Municipal
Facilities Health Lease, Series 1	5.00%	01/15/17	300,000	327,486
New York, New York, Series G,
GO Unlimited	5.00%	08/01/12	125,000	135,381
New York, New York, Subseries L-1,
GO Unlimited	4.00%	04/01/15	300,000	322,722
Schenectady Metroplex Development
Authority Revenue, Series A	5.00%	12/15/12	110,000	118,904
				904,493
Pennsylvania 0.82%
Philadelphia, Pennsylvania	4.50%	08/01/12	195,000	202,521

Puerto Rico 2.16%
Commonwealth of Puerto Rico,
GO Unlimited	6.00%	07/01/13	250,000	272,228
Commonwealth of Puerto Rico,
Refunded, GO Unlimited	5.50%	07/01/11	250,000	260,842
				533,070
South Carolina 2.94%
Horry County Hospitality Fee
Special Obligation	5.00%	04/01/10	200,000	200,000
Jasper County School District,
GO Unlimited	4.00%	03/01/15	195,000	213,890
Spartanburg County School District	3.88%	04/01/12	300,000	313,650
				727,540
Tennessee 2.50%
Metropolitan Government of Nashville &
Davidson County, Water & Sewer
Revenue	6.50%	12/01/14	250,000	304,333
Tennessee State, GO Unlimited,
Refunding, Series A	5.00%	05/01/11	300,000	314,613
				618,946
Texas 11.85%
Addison, Texas Certificates of
Obligation, GO Unlimited	4.00%	02/15/20	250,000	258,515
Grand Prairie Independent School
District, Refunded, GO
Unlimited (ZCB)	3.92%(1)	08/15/16	400,000	319,808
Katy, Texas Independent School District,
School Building, Series D,
GO Unlimited	4.50%	02/15/19	325,000	346,502
Lewisville, Texas Independent School
District, GO Unlimited,
Refunding (ZCB)	4.04%(1)	08/15/15	400,000	349,032
Lower Colorado River Authority Texas,
Refunding	5.25%	05/15/19	240,000	254,659
North Texas Municipal Water District,
Regional Solid Waste Disposal
Systems Revenue	3.00%	09/01/12	300,000	306,363
Port Arthur, Texas, Refunding,
GO Unlimited	2.85%	02/15/11	200,000	203,638
San Antonio Water System Revenue	5.00%	05/15/13	100,000	104,068
San Antonio, Texas Municipal Drain
Utilities Systems Revenue	4.00%	02/01/16	300,000	306,735
San Patricio, Texas Municipal Water
District, Refunding	4.00%	07/10/18	200,000	201,122
Texas Municipal Power Agency
Revenue, Refunding	5.00%	09/01/17	250,000	278,573
				2,929,015
Utah 1.33%
Utah State, Refunding, Series B,
GO Unlimited	5.38%	07/01/12	300,000	330,072

Virginia 2.72%
Virginia College Building Authority
Educational Facilities Revenue ,
Prerefunded, Series A	5.00%	09/01/15	10,000	11,584
Virginia College Building Authority
Educational Facilities Revenue,
Unrefunded, Series A	5.00%	09/01/15	290,000	332,259

Virginia State Public Building Authority
& Public Facilities Revenue,
Refunding, Series A	5.00%	08/01/12	300,000	327,441
				671,284
Washington 3.86%
Clark County, Washington School
District, GO Unlimited	5.13%	12/01/11	100,000	107,000
Energy Northwest, Washington Electric
Revenue	5.00%	07/01/14	250,000	282,482
King County, Washington School District
No. 401 Highline Public Schools,
GO Unlimited	5.50%	12/01/13	240,000	263,321
Seattle, Washington Municipal Light and
Power Revenue, Refunding	5.00%	07/01/17	300,000	300,384
				953,187
Wisconsin 2.33%
Chippewa Valley, Wisconsin, Technical College
College District Promissory Notes,
Series A, GO Unlimited	4.00%	04/01/14	250,000	271,063
Wisconsin State, Refunding, Series 2,
GO Unlimited	4.13%	11/01/16	295,000	304,192
				575,255

Total Investments 87.73%				21,685,185
(cost $21,162,778)
Other assets and liabilities, net 12.27%				3,032,349

NET ASSETS 100%				$ 24,717,534

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)				March 31, 2010

MUNICIPAL BONDS 97.72%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 6.61%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.75%	12/01/19	$ 275,000	$ 280,352
Alabama State, GO Unlimited, Series A	4.63%	09/01/22	375,000	390,821
Bessemer, Alabama Water Revenue	4.00%	01/01/16	200,000	188,120
Mountain Brook City Board of Education
Capital Outlay	4.00%	02/15/15	195,000	211,366
University of Alabama at Birmingham,
Hospital Revenue, Series A	5.00%	09/01/15	300,000	326,277
				1,396,936
Arizona 1.27%
University of Arizona Certificates
of Participation, Series C	5.00%	06/01/22	260,000	268,559

California 13.79%
Anaheim, California City School
District, Capital Appreciation,
Election 2002, GO Unlimited (ZCB)	4.60%(1)	08/01/28	580,000	174,029
California State, GO Unlimited	5.00%	03/01/32	300,000	281,625
California State, GO Unlimited	4.75%	03/01/34	205,000	180,121
California State, GO Unlimited	5.00%	06/01/37	455,000	420,675
Campbell, California Union High
School District, GO Unlimited	4.75%	08/01/34	300,000	289,494
Chaffey Community College
District, Series C, GO Unlimited	5.00%	06/01/32	300,000	303,216
Imperial Community College
District, GO Unlimited	5.00%	08/01/29	500,000	495,075
San Diego, California Community
College District, Capital Appreciation,
Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	450,000	381,960
Santa Clara Valley Transportation
Authority, Refunded, Series A	5.00%	04/01/27	370,000	386,846
				2,913,041
Colorado 0.73%
Colorado Health Facilities
Authority Revenue	5.00%	09/01/16	150,000	154,002

Connecticut 1.51%
Connecticut State, Series E,
GO Unlimited	5.13%	11/15/14	300,000	319,941

District of Columbia 1.57%
District of Columbia Income
Tax Revenue, Series A	5.25%	12/01/27	300,000	331,287

Florida 1.45%
Florida Board of Education,
GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	306,288

Georgia 2.41%
Atlanta Development Authority
Revenue	5.25%	07/01/22	500,000	508,390

Guam 1.13%
Guam Education Financing
Foundation Certificate of
Participation, Series A	4.25%	10/01/18	250,000	239,560

Illinois 8.84%
Chicago Board of Education,
GO Unlimited	5.25%	12/01/19	300,000	332,814
Chicago, Illinois Water Revenue,
Refunding	5.75%	11/01/30	225,000	263,610
Cook County, Illinois Capital
Improvement, GO Unlimited,
Series A	5.00%	11/15/28	400,000	404,356
Du Page County, Refunding	5.60%	01/01/21	490,000	568,037
Illinois Regional Transportation
Authority Revenue, Series A	7.20%	11/01/20	250,000	298,460
				1,867,277

Indiana 1.45%
Indianapolis Local Public
Improvement Bond Bank, Waterworks
Project, Series 2007 L	5.25%	01/01/33	305,000	306,513

Kansas 6.68%
Kansas State Development Finance
Finance Authority Hospital
Revenue, Series Z	5.00%	12/15/12	500,000	507,415
Kansas State Development
Finance Authority Revenue	4.00%	10/01/15	250,000	272,595
University of Kansas Hospital
Authority Health Facilities Revenue	5.63%	09/01/27	570,000	630,557
				1,410,567
Kentucky 1.10%
Bowling Green, Kentucky,
GO Unlimited, Series B	4.00%	09/01/16	215,000	233,172

Maryland 1.51%
Maryland Health & Higher
Educational Facilities
Authority Revenue	5.75%	07/01/21	300,000	319,227

Massachusetts 1.54%
Massachusetts Bay Transportation
Authority, Massachusetts Sales
Tax Revenue Refunding, Series A-1	5.25%	07/01/30	285,000	325,504

Michigan 1.84%
Detroit, Michigan Local
Development Financing
Authority, Refunding, Series A	5.38%	05/01/18	300,000	84,000
Macomb County Building
Authority, GO Limited	4.50%	11/01/23	300,000	305,676
				389,676
Missouri 3.23%
Kansas City Water Revenue	4.00%	12/01/22	250,000	266,373
St. Louis Airport Development
Program, Prerefunded, Series A	5.00%	07/01/11	165,000	173,948
St. Louis Airport Development
Program, Unrefunded, Series A	5.00%	07/01/11	235,000	243,060
				683,381
Nevada 1.22%
Nye County School District,
GO Limited	4.00%	05/01/15	235,000	257,668

New Hampshire 2.44%
Manchester, New Hampshire School
Facilities Revenue, Refunding	5.50%	06/01/26	300,000	356,313
New Hampshire Health & Education
Facilities Authority Revenue	5.00%	07/01/14	155,000	158,430
				514,743
New Jersey 2.18%
New Jersey Health Care Facilities
Financing Authority Revenue	4.38%	07/01/10	460,000	460,952

Ohio 2.07%
Ohio State Mental Health
Facilities Revenue	5.50%	06/01/15	300,000	317,253
South Euclid Special Assessment,
GO Limited Tax	6.70%	12/01/14	110,000	120,027
				437,280
Puerto Rico 2.52%
Commonwealth of Puerto Rico
GO Unlimited	6.00%	07/01/13	250,000	272,228
Commonwealth of Puerto Rico,
Refunded, GO Unlimited	5.50%	07/01/11	250,000	260,842
				533,070
Rhode Island 2.66%
Rhode Island State Health &
Educational Building
Corporation Revenue	6.50%	08/15/32	500,000	561,680

South Carolina 1.17%
South Carolina Jobs Economic
Development Authority Revenue	5.00%	11/01/23	250,000	248,288

Tennessee 1.05%
Memphis, Tennessee Sanitary Sewage
System Revenue, Refunding	5.00%	05/01/20	200,000	220,978

Texas 19.53%
Baytown, Texas, GO Limited	4.50%	02/01/27	250,000	253,308
Dallas, Texas Waterworks & Sewer
Systems Revenue, Refunding	4.50%	10/01/19	225,000	240,775
Duncanville, Texas Independent
School District, GO Unlimited,
Prerefunded, Series B	5.25%	02/15/32	495,000	535,258
Duncanville, Texas Independent
School District, GO Unlimited,
Unrefunded, Series B	5.25%	02/15/32	5,000	5,105
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	521,175
Goose Creek, Texas Independent
School District Schoolhouse,
Series A	5.25%	02/15/18	370,000	424,705
Greenville, Texas Independent
School District, GO Unlimited,
Refunding	4.00%	08/15/17	120,000	127,325
Houston Community College
System Revenue, Refunding	4.00%	04/15/17	300,000	306,120
North Texas Municipal Water
District Regional Solid
Waste Disposal System Revenue	4.25%	09/01/17	385,000	400,750
North Texas Tollway Authority
Revenue, Series F	5.75%	01/01/38	250,000	256,402
Prosper, Texas Independent School
District, Capital Appreciation,
School Building, GO Unlimited (ZCB)	6.00%(1)	08/15/33	1,000,000	296,680
San Marcos, Texas Tax & Toll
Revenue, GO Limited	5.10%	08/15/27	400,000	426,476
White Settlement, Texas
Independent School District
GO Unlimited	4.13%	08/15/15	300,000	331,431
				4,125,510

Utah 2.72%
Utah State Building Ownership
Authority, Lease Revenue,
Refunded, Series C	5.50%	05/15/19	500,000	573,755

Washington 2.84%
King County, Washington School
District No. 401 Highline Public
Schools, GO Unlimited	5.50%	12/01/13	300,000	329,151
Spokane County, Washington
School District, No. 81,
GO Unlimited	5.05%	06/01/22	255,000	270,022
				599,173
Wisconsin 0.66%
Wisconsin State Health &
Educational Facilities Authority	5.50%	12/01/26	140,000	139,982

Total Investments 97.72%				20,646,400
(cost $20,172,810)
Other assets and liabilities, net 2.28%				480,920

NET ASSETS 100%				$ 21,127,320

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)		March 31, 2010

COMMON STOCKS 89.09%	Shares	Value

Aerospace/Defense 2.97%
Lockheed Martin Corp.	2,000	$ 166,440
Northrop Grumman Corp.	2,500	163,925
Raytheon Co.	3,000	171,360
		501,725
Apparel 2.04%
Skechers U.S.A., Inc., Class A	9,500	345,040	*

Applications Software 1.10%
Salesforce.com, Inc.	2,500	186,125	*

Auto Manufacturers 1.86%
Ford Motor Co.	25,000	314,250	*

Banks 3.79%
Bank of America Corp.	25,000	446,250
BB&T Corp.	6,000	194,340
		640,590
Cable/Satellite TV 1.10%
Time Warner Cable, Inc.	3,500	186,585

Chemicals 4.47%
Eastman Chemical Co.	2,500	159,200
EI du Pont de Nemours & Co.	5,000	186,200
Huntsman Corp.	20,000	241,000
Sherwin-Williams Co.	2,500	169,200
		755,600
Computers 6.43%
Apple, Inc.	3,000	704,790	*
Diebold, Inc.	5,000	158,800
Research In Motion Ltd.	3,000	221,850	*
		1,085,440
Distribution/Wholesale 2.12%
Fossil, Inc.	5,000	188,700	*
Genuine Parts Co.	4,000	168,960
		357,660
Diversified Manufacturing Operations 1.02%
Leggett & Platt, Inc.	8,000	173,120

Electric - Integrated 3.10%
Duke Energy Corp.	10,000	163,200
Integrys Energy Group, Inc.	4,000	189,520
Pepco Holdings, Inc.	10,000	171,500
		524,220
Electronics & Components 1.87%
Cree, Inc.	4,500	315,990	*
Entertainment 1.98%
Regal Entertainment Group, Class A	19,000	333,830

Environmental Control 1.02%
Waste Management, Inc.	5,000	172,150

Financial Services 1.48%
MF Global Holdings Ltd.	10,000	80,700	*
Paychex, Inc.	5,500	168,850
		249,550
Food & Beverages 2.51%
Campbell Soup Co.	5,000	176,750
General Mills, Inc.	3,500	247,765
		424,515
Gas - Distribution 0.93%
NiSource, Inc.	10,000	158,000

Gold Mining 1.36%
Randgold Resources Ltd., Sponsored ADR	3,000	230,490

Healthcare 1.17%
HCP, Inc.	6,000	198,000

Insurance 3.59%
Cincinnati Financial Corp.	6,000	173,400
Lincoln National Corp.	5,000	153,500
Radian Group, Inc.	7,500	117,300
Travelers Cos, Inc./The	3,000	161,820
		606,020

Internet 2.05%
Akamai Technologies, Inc.	6,000	188,460	*
Blue Coat Systems, Inc.	5,000	155,200	*
Stockhouse, Inc.	131,125	1,967	*
		345,627
Iron and Steel 0.94%
Nucor Corp.	3,500	158,830

Medical - HMO 0.95%
WellPoint, Inc.	2,500	160,950	*

Medical Information System 1.51%
Cerner Corp.	3,000	255,180	*

Medical Instruments 0.97%
St Jude Medical, Inc.	4,000	164,200	*

Metal - Copper 1.73%
Freeport-McMoRan Copper & Gold, Inc.	3,500	292,390

Oil & Gas - Integrated 2.96%
ConocoPhillips	3,000	153,510
Exxon Mobil Corp.	2,500	167,450
Sunoco, Inc.	6,000	178,260
		499,220
Oil & Gas Drilling 1.76%
Atlas Energy, Inc.	5,000	155,600	*
Diamond Offshore Drilling, Inc.	1,600	142,096
		297,696
Oil & Gas Exploration & Production 1.19%
Concho Resources, Inc.	4,000	201,440	*

Oil Field Services 1.13%
Key Energy Services, Inc.	20,000	191,000	*

Packaging & Containers 1.02%
Bemis Co., Inc.	6,000	172,320

Paper & Forest Products 0.91%
MeadWestvaco Corp.	6,000	153,300

Pharmaceuticals 1.99%
Bristol-Myers Squibb Co.	6,500	173,550
Eli Lilly & Co.	4,500	162,990
		336,540
Pharmacy Services 2.56%
AmerisourceBergen Corp., Class A	6,000	173,520
Medco Health Solutions, Inc.	4,000	258,240	*
		431,760
Pipelines 1.07%
Spectra Energy Corp.	8,000	180,240

Printing 1.01%
RR Donnelley & Sons Co.	8,000	170,800

Restaurants 1.67%
McDonald's Corp.	2,500	166,800
Panera Bread Co., Class A	1,500	114,735	*
		281,535
Retail 3.14%
J. Crew Group, Inc.	2,500	114,750	*
Lululemon Athletica, Inc.	10,000	415,000	*
		529,750
S&L/Thrifts-Eastern US 1.01%
Hudson City Bancorp, Inc.	12,000	169,920

Semiconductors 4.02%
Analog Devices, Inc.	6,000	172,920
Intel Corp.	7,500	166,950
Linear Technology Corp.	6,000	169,680
Microchip Technology, Inc.	6,000	168,960
		678,510
Telecommunications 4.93%
AT&T, Inc.	6,500	167,960
CenturyTel, Inc.	4,500	159,570
Frontier Communications Corp.	20,000	148,800
Qwest Communications International, Inc.	35,000	182,700
Windstream Corp.	16,000	174,240
		833,270
Tobacco 2.86%
Altria Group, Inc.	8,000	164,160
Philip Morris International, Inc.	3,000	156,480
Reynolds American, Inc.	3,000	161,940
		482,580
Transportation 0.03%
Golar LNG Energy Ltd.	2,857	4,548	*

Wireless Equipment 1.77%
American Tower Corp., Class A	7,000	298,270	*

Total Common Stocks		15,048,776
(cost $13,402,473)

EXCHANGE-TRADED FUNDS (ETF) 3.74%

iShares Dow Jones U.S. Real Estate Index Fund	3,000	149,340
SPDR Barclays Capital High Yield Bond ETF	4,000	159,160
SPDR KBW Bank ETF	12,500	322,625

Total Exchange-Traded Funds		631,125
(cost $602,359)

PURCHASED OPTION 0.01%	Contracts

Banks 0.01%
Bank of America Corp., Strike Price 20, Call,
Expiration May 2010 (premium $15,600)	100	1,500

Total Investments 92.84%		15,681,401
(cost $14,020,432)
Other assets and liabilities, net 7.16%		1,209,775

NET ASSETS 100%		$ 16,891,176

See notes to portfolios of investments.

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		March 31, 2010

COMMON STOCKS 91.22%	Shares	Value

Airlines 1.58%
Copa Holdings S.A., Class A	10,000	$ 608,000

Apparel 3.90%
Deckers Outdoor Corp.	5,000	690,000	*
Steven Madden Ltd.	16,500	805,200
		1,495,200
Applications Software 0.94%
Ebix, Inc.	22,500	359,325	*

Banks 2.09%
Bank of America Corp.	45,000	803,250

Coal 2.34%
Peabody Energy Corp.	7,500	342,750
Walter Energy, Inc.	6,000	553,620
		896,370
Computer Services 1.59%
Cognizant Technology Solutions Corp., Class A	12,000	611,760	*

Computers 6.67%
Apple, Inc.	6,000	1,409,580	*
Research In Motion Ltd.	4,000	295,800	*
Riverbed Technology, Inc.	30,000	852,000	*
		2,557,380
Diversified Minerals 2.04%
Teck Resources Ltd., Class B	18,000	784,080	*

E-Commerce 10.10%
Amazon.com, Inc.	3,000	407,190	*
Ctrip.com International Ltd., Sponsored ADR	20,000	784,000
CYBERplex, Inc.	620,000	451,753	*
Netflix, Inc.	13,000	958,620	*
Priceline.com, Inc.	5,000	1,275,000	*
		3,876,563
Electronics & Components 4.67%
Broadcom Corp., Class A	12,500	414,750
Cree, Inc.	10,000	702,200	*
Imax Corp.	37,500	674,625	*
		1,791,575
Financial Services 5.31%
Altisource Portfolio Solutions S.A.	15,000	336,000	*
Endeavour Financial Corp.	100,000	239,267	*
GMP Capital, Inc.	29,300	411,112
MCO Capital, Inc. (RS)	1,000,000	81,233	@
MF Global Holdings Ltd.	30,000	242,100	*
Visa, Inc., Class A	8,000	728,240
		2,037,952

Gold Mining 3.20%
Randgold Resources Ltd., Sponsored ADR	12,000	921,960
Red Back Mining, Inc.	15,000	306,469	*
		1,228,429
Internet 3.70%
AboveNet, Inc.	7,500	380,475	*
Baidu, Inc., Sponsored ADR	800	477,600	*
Rackspace Hosting, Inc.	30,000	561,900	*
		1,419,975
Marine Services 2.44%
Aegean Marine Petroleum Network, Inc.	33,000	936,540

Medical - Biomedical 3.03%
Alexion Pharmaceuticals, Inc.	10,000	543,700	*
Celgene Corp.	10,000	619,600	*
		1,163,300
Medical - Hospitals 1.02%
African Medical Investments plc	1,000,000	390,821	*

Medical - Products 1.18%
Bristol-Myers Squibb Co.	17,000	453,900

Metal - Copper 1.96%
Freeport-McMoRan Copper & Gold, Inc.	9,000	751,860

Oil & Gas Exploration & Production 6.99%
Alange Energy Corp.	1,500,000	841,867	*
Concho Resources, Inc.	16,000	805,760	*
Newfield Exploration Co.	9,000	468,450	*
Pacific Rubiales Energy Corp.	29,200	567,266	*
		2,683,343
Oil Field Machinery & Equipment 1.40%
Cameron International Corp.	12,500	535,750	*

Oil Field Services 1.84%
Core Laboratories N.V.	5,400	706,320

Pharmaceuticals 2.26%
China-Biotics, Inc.	10,000	179,100	*
Valeant Pharmaceuticals International	16,000	686,560	*
		865,660
Pharmacy Services 4.25%
Express Scripts, Inc.	10,000	1,017,600	*
Medco Health Solutions, Inc.	9,500	613,320	*
		1,630,920
Platinum 0.45%
Eastern Platinum Ltd.	117,600	171,374	*

Printing 1.94%
VistaPrint N.V.	13,000	744,250	*

Radio 7.11%
Newfoundland Capital Corp. Ltd., Class A	401,600	2,728,476

Retail 2.52%
J. Crew Group, Inc.	8,000	367,200	*
TJX Cos, Inc.	7,500	318,900
Vitamin Shoppe, Inc.	12,500	280,625	*
		966,725
Schools 1.45%
Capella Education Co.	6,000	557,040	*

Semiconductors 0.77%
Netlogic Microsystems, Inc.	10,000	294,300	*

Software Tools 1.03%
ArcSight, Inc.	14,000	394,100	*

Water Treatment Systems 1.45%
Duoyuan Global Water, Inc., Sponsored ADR	20,000	555,400	*

Total Common Stocks		34,999,938
(cost $28,424,247)

EXCHANGE-TRADED FUNDS (ETF) 2.23%

iShares Dow Jones U.S. Real Estate Index Fund	5,500	273,790
SPDR KBW Bank ETF	22,500	580,725

Total Exchange-Traded Funds		854,515
(cost $850,873)

WARRANTS 0.64%

Gold & Silver Mining 0.03%
Medoro Resources Ltd., Warrants
(November 2011)	100,000	13,785	*

Medical - Hospitals 0.11%
African Medical Investments plc,
Warrants (June 2011)	500,000	43,635	*@

Silver Mining 0.50%
Silver Wheaton Corp., Warrants
(December 2010)	32,500	190,725	*

Total Warrants		248,145
(cost $47,021)

PURCHASED OPTION 0.19%	Contracts	Value

Apparel 0.19%
Steven Madden Ltd., Strike Price 45, Call,
Expiration Apr. 2010 (premium $47,280)	200	74,000

Total Investments 94.28%		36,176,598
(cost $29,369,421)
Other assets and liabilities, net 5.72%		2,193,219

NET ASSETS 100%		$ 38,369,817

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND
Portfolio of Investments (unaudited)		March 31, 2010

COMMON STOCKS 89.43%	Shares	Value

Airlines 3.10%
Copa Holdings S.A., Class A	9,500	$ 577,600
Turk Hava Yollari Anonim Ortakligi, Class AO	70,000	239,789
		817,389
Airports 3.93%
Grupo Aeroportuario del Sureste S.A.B de C.V.,
Sponsored ADR	20,000	1,037,000

Auto Manufacturers 1.00%
Tofas Turk Otomobil Fabrikasi AS	70,000	262,846

Building & Construction 1.97%
Akcansa Cimento AS	50,000	228,920
Aveng Ltd.	27,500	141,931
Murray & Roberts Holdings Ltd.	25,000	148,553
		519,404
Building Products 1.34%
Polaris Minerals Corp.	200,000	354,470	*

Cellular Telecommunications 4.97%
America Movil SAB de C.V., ADR, Series L,
Sponsored ADR	9,000	453,060
Mobile TeleSystems, Sponsored ADR	3,000	166,500
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	10,000	150,600
Vivo Participacoes S.A., Sponsored ADR	20,000	542,200
		1,312,360
Commercial Services 1.48%
Stantec, Inc.	15,000	391,500	*

Electric - Integrated 12.63%
Compania Energetica de Minas Gerais,
Sponsored ADR	40,201	668,945
CPFL Energia S.A., Sponsored ADR	12,500	761,750
Exelon Corp.	6,000	262,860
FirstEnergy Corp.	13,000	508,170
FPL Group, Inc.	15,000	724,950
Polska Grupa Energetyczna S.A.	50,000	404,327	*
		3,331,002
Electronics & Components 3.81%
China High Speed Transmission Equipment
Group Co., Ltd.	190,000	419,925
Toshiba Corp.	40,000	206,653	*
Zhuzhou CSR Times Electric Co., Ltd., H shares	200,000	378,143
		1,004,721
Energy - Alternate Sources 2.31%
Trina Solar Ltd., Sponsored ADR	25,000	610,250	*

Engineering & Construction 1.12%
McDermott International, Inc.	11,000	296,120	*

Engineering/Research & Development Services 4.64%
Foster Wheeler AG	18,000	488,520	*
SNC-Lavalin Group, Inc.	10,000	488,480
URS Corp.	5,000	248,050	*
		1,225,050
Holding Company 2.62%
Berkshire Hathaway, Inc., Class B	8,500	690,795	*

Internet 3.25%
AboveNet, Inc.	9,500	481,935	*
Rackspace Hosting, Inc.	20,000	374,600	*
		856,535
Machinery 2.61%
China Valves Technology, Inc.	30,000	390,300	*
The Manitowoc Co., Inc.	23,000	299,000
		689,300
Marine Services 2.69%
Aegean Marine Petroleum Network, Inc.	25,000	709,500

Metal - Copper 3.18%
First Quantum Minerals Ltd.	3,500	288,002
Freeport-McMoRan Copper & Gold, Inc.	6,600	551,364
		839,366
Metal & Mineral Mining 3.56%
Eastern Platinum Ltd.	46,150	67,253	*
Teck Resources Ltd., Class B	20,000	871,200	*
		938,453
Metal Processing 0.09%
China Wind Systems, Inc.	5,000	24,150	*

Non-Ferrous Metals 0.49%
Uranium Energy Corp.	40,000	128,800	*

Oil & Gas Exploration & Production 0.46%
Pacific Rubiales Energy Corp.	6,233	121,088	*

Pipelines 1.70%
China Gas Holdings Ltd.	800,000	449,239

Public Thoroughfares 3.68%
Anhui Expressway Co., Ltd., H shares	250,000	170,976
Compania de Concessoes Rodoviarias	36,000	799,348
		970,324
Real Estate 0.59%
PIK Group, Sponsored GDR	30,000	154,500	*

Steel - Producers 7.94%
Gerdau S.A., Sponsored ADR	45,000	733,500
Mechel, Sponsored ADR	10,000	284,200
Novolipetsk Steel, Sponsored GDR	22,000	762,300	*
Steel Dynamics, Inc.	18,000	314,460
		2,094,460
Transport & Storage 4.47%
Dalian Port (PDA) Co., Ltd., H shares	1,000,000	468,815
Westshore Terminals Income Fund	45,000	711,156
		1,179,971
Transportation 3.23%
CSX Corp.	10,000	509,000
Novorossiysk Sea Trade Port, Sponsored GDR	25,000	342,500
		851,500
Water Treatment Systems 5.03%
Duoyuan Global Water, Inc., Sponsored ADR	15,000	416,550	*
Hyflux Ltd.	375,000	911,430
		1,327,980
Wireless Equipment 1.54%
American Tower Corp., Class A	5,000	213,050	*
Telestone Technologies Corp.	11,000	192,500	*
		405,550

Total Common Stocks		23,593,623
(cost $20,520,843)

WARRANTS 0.04%	Shares

Building Products 0.04%
Polaris Minerals Corp., Warrants (January 2011)	100,000	9,846
(cost $9,053)

MASTER LIMITED PARTNERSHIP 1.72%	Units

Pipelines 1.72%
NuStar Energy L.P.	7,500	453,375
(cost $339,574)

Total Investments 91.19%		24,056,844
(cost $20,869,470)
Other assets and liabilities, net 8.81%		2,323,060

NET ASSETS 100%		$ 26,379,904

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)			March 31, 2010

COMMON STOCKS 91.07%		Shares	Value

Agricultural Chemicals & Fertilizers 0.01%
Spur Ventures, Inc.		274,867	$81,194	*

Agricultural Operations 0.49%
Agriterra Ltd.		46,380,108	3,660,457	*+

Coal 5.69%
Alpha Natural Resources, Inc.		205,000	10,227,450	*
Bounty Mining Ltd.		22,000,000	252,354	*@
Coalcorp Mining, Inc.		5,732,661	931,360	*
Peabody Energy Corp.		375,000	17,137,500
Walter Energy, Inc.		120,000	11,072,400
Xinergy Ltd.		100,000	251,083	*
Xinergy Ltd.		1,185,000	2,826,568	*@
			42,698,715
Copper 7.09%
Catalyst Copper Corp.		1,800,000	256,991	*
Continental Minerals Corp.		781,060	1,653,485	*
First Quantum Minerals Ltd.		185,000	15,222,971
Freeport-McMoRan Copper & Gold, Inc.		290,000	24,226,600
Inmet Mining Corp.		200,000	11,620,717
Los Andes Copper Ltd.		754,000	118,787	*
Lumina Copper Corp.		168,600	193,402	*
			53,292,953
Diamond Mining & Exploration 0.03%
Diamond Fields International Ltd.		1,822,400	143,553	*
Rockwell Diamonds, Inc., 144A		950,000	70,155	*
			213,708
Diversified Minerals 2.21%
Vaaldiam Mining, Inc.		83,520	32,895	*
Xstrata plc		875,000	16,580,470
			16,613,365
Energy - Alternative Sources 0.40%
Magma Energy Corp.		2,150,000	3,006,105	*

Financial Services 0.58%
Endeavour Financial Corp.		1,806,500	4,322,366	*

Forestry 1.24%
Sino-Forest Corp.		475,000	9,307,306	*

General Metal & Mineral Mining 8.15%
Anfield Nickel Corp., 144A		200,000	512,012	*
Atacama Minerals Corp.		1,025,000	504,628	*
Baja Mining Corp.		1,381,050	1,101,468	*
Calibre Mining Corp.		550,000	116,434	*
Canada Zinc Metals Corp.		1,000,000	571,091	*
Century Mining Corp.		225,911	91,201	*
HudBay Minerals, Inc.		550,000	6,883,123	*
Lithium Americas Corp. (RS)		566,667	836,944	*@
Lundin Mining Corp.		950,000	5,041,847	*
Natasa Mining Ltd.		1,038,350	1,233,930	*
Revett Minerals, Inc.		4,898,000	2,049,675	*
Sable Mining Africa Ltd.		21,446,000	9,927,648	*
Savant Explorations Ltd.		54,191	4,936	*
Sterling Group Ventures, Inc.		500,000	22,500	*
Teck Resources Ltd., Class B		510,000	22,215,600	*
Terrane Metals Corp.		2,167,000	2,325,748	*
Thompson Creek Metals Co., Inc.		555,000	7,509,150	*
Toledo Mining Corp. plc		426,200	237,723	*
Verona Development Corp.		708,800	0	*@
			61,185,658
Gold & Silver Mining 4.93%
Chesapeake Gold Corp.		604,100	4,847,789	*
Corona Gold Ltd.		50,000	0	*@
Dundee Precious Metals, Inc.		1,032,300	3,252,619	*
Euromax Resources Ltd.		540,840	98,519	*
Fortress Minerals Corp.		431,425	138,059	*
Kinross Gold Corp.		1	17
Medoro Resources Ltd.		6,760,614	4,060,629	*
NGEx Resources, Inc.		1,954,005	1,231,354	*
Northern Dynasty Minerals Ltd.		500,000	4,765,656	*
Olympus Pacific Minerals, Inc.		265,000	88,716	*
Orsu Metals Corp.		147,605	35,608	*
Planet Exploration, Inc.		160,000	26,782	*
Randgold Resources Ltd., Sponsored ADR		217,500	16,710,525
Rusoro Mining Ltd.		3,150,000	1,085,535	*
Rusoro Mining Ltd., 144A		433,333	149,367	*
TVI Pacific, Inc.		4,850,000	549,183	*
			37,040,358
Gold/Mineral Royalty Companies 0.07%
Aberdeen International, Inc.		1,274,750	527,171	*

Iron and Steel 3.37%
Baffinland Iron Mines Corp.		3,350,000	1,913,155	*
Cliffs Natural Resources, Inc.		175,000	12,416,250
Tenaris S.A., Sponsored ADR		255,000	10,949,700
			25,279,105
Machinery 2.45%
Flowserve Corp.		90,000	9,924,300
Joy Global, Inc.		150,000	8,490,000
			18,414,300
Medical - Hospitals 0.12%
African Medical Investments plc		2,386,000	932,498	*

Metal & Mineral Mining & Exploration 0.10%
Peregrine Metals Ltd.		900,000	788,696	*

Oil & Gas - Integrated 9.01%
Chevron Corp.		385,000	29,194,550
Husky Energy, Inc.		500,000	14,341,276
Occidental Petroleum Corp.		285,000	24,093,900
			67,629,726
Oil & Gas Drilling 2.77%
Transocean Ltd.		215,000	18,571,700	*
Vantage Drilling Co.		1,500,000	2,220,000	*
			20,791,700
Oil & Gas Equipment & Services 0.87%
Hornbeck Offshore Services, Inc.		350,000	6,499,500	*

Oil & Gas Exploration & Production 27.68%
Africa Oil Corp.		2,050,000	1,978,141	*
Alange Energy Corp.		25,386,000	14,247,755	*
Anadarko Petroleum Corp.		125,000	9,103,750	^
Arena Resources, Inc.		250,000	8,350,000	*
Atlas Energy, Inc.		420,000	13,070,400	*
Bankers Petroleum Ltd.		950,000	8,568,334	*
BNK Petroleum, Inc.		1,000,000	2,491,138	*
Canadian Natural Resources Ltd.		325,000	24,063,000
EOG Resources, Inc.		115,000	10,688,100
Green Dragon Gas Ltd.		472,731	3,297,299	*
HRT Participacoes Em Petroleo (RS)		7,083	10,001,196	*@
Ivanhoe Energy, Inc.		1,000,000	3,269,003	*
NiMin Energy Corp.		2,159,780	2,424,330	*
Noble Energy, Inc.		160,000	11,680,000
North Peace Energy Corp.		3,233,400	493,479	*
Pacific Rubiales Energy Corp.		1,763,500	34,259,408	*^
Petroamerica Oil Corp.		8,000,000	3,781,016	*
Petrohawk Energy Corp.		142,674	2,893,429	*
Petromanas Energy, Inc.		2,000,000	1,181,567	*
Range Energy Resources, Inc.		15,000,000	3,397,007	*+
Range Resources Corp.		100,000	4,687,000	*
Royalite Petroleum Co., Inc.		2,266,333	6,799	*
Shamaran Petroleum Corp.		15,059,900	8,155,716	*
Southwestern Energy Co.		375,000	15,270,000	*
Ultra Petroleum Corp.		225,000	10,491,750	*
			207,849,617
Oil & Gas Refining and Marketing 0.92%
Tesoro Corp.		465,000	6,463,500	*
Value Creation, Inc. (RS)		336,880	416,755	*@
			6,880,255
Oil Field Machinery & Equipment 2.81%
Cameron International Corp.		255,000	10,929,300	*
National-Oilwell Varco, Inc.		250,000	10,145,000
			21,074,300
Oil Field Services 5.35%
CARBO Ceramics, Inc.		145,000	9,039,300	*
Core Laboratories N.V.		90,000	11,772,000
Halliburton Co.		410,000	12,353,300
Key Energy Services, Inc.		740,000	7,067,000	*
			40,231,600
Paper & Forest Products 1.02%
Fibria Celulose S.A., Sponsored ADR		350,000	7,658,000

Platinum 3.38%
Anooraq Resources Corp.		350,000	527,274	*
Eastern Platinum Ltd.		6,233,850	9,084,382	*
Impala Platinum Holdings Ltd.,
Sponsored ADR		540,000	15,741,000
Ivanhoe Nickel and Platinum Ltd. (RS)		15,000	23,987	*@
Osmium Holdings S.A. (RS)		104	0	*@
			25,376,643
Sugar/Ethanol 0.00%
Infinity Bio-Energy Ltd.		682,400	0	*@

Uranium 0.33%
GoviEx Uranium, Inc. (RS)		750,000	367,500	*@
GoviEx IP Holdings, Inc. (RS)		750,000	7,500	*@

Uranium Energy Corp.		400,000	1,288,000	*
Uranium North Resources Corp.		12,500	1,169	*
Western Uranium Corp.		1,000,000	817,251	*
			2,481,420

Total Common Stocks			683,836,716
(cost $596,069,466)

EXCHANGE-TRADED FUND (ETF) 0.11%

ETFS Platinum Trust		5,000	821,450	*
(cost $795,111)

WARRANTS 3.59%

Coal 0.20%
Bounty Mining Ltd., Warrants
(December 2011)		5,500,000	0	*@
Coalcorp Mining, Inc., Warrants
(February 2011)		1,228,071	6,046	*
Coalcorp Mining, Inc., Warrants
(August 2011)		885,500	6,539	*
Coalcorp Mining, Inc., Warrants (June 2013)		3,803,000	56,169	*
Western Coal Corp., Warrants (June 2012)		425,000	1,460,467	*
Xinergy Ltd., Warrants (December 2011)		592,500	0	*@
			1,529,221

General Metal & Mineral Mining 0.03%
Baja Mining Corp., Warrants (April 2011)		1,055,500	0	*@
Lithium Americas Corp., Warrants
(December 2049) (RS)		283,333	0	*@
Terrane Metals Corp., Warrants (June 2012)		562,500	265,853	*
			265,853

Gold & Silver Mining 2.03%
Chesapeake Gold Corp., Warrants
(February 2012)		80,923	274,896	*
Dundee Precious Metals, Inc., Warrants
(November 2015)		625,000	701,556	*
Goldcorp, Inc., Warrants (June 2011)		1,407,241	6,235,314	*
Medoro Resources Ltd., Warrants
(November 2011)		1,250,000	172,312	*
New Gold, Inc., Warrants (April 2012)		88,500	3,050	*
New Gold, Inc., Warrants (November 2012)		294,000	39,080	*
New Gold, Inc., Warrants (June 2017)		822,570	647,948	*
Orsu Metals Corp., Warrants (April 2010)		950,000	4,677	*
Orsu Metals Corp., Warrants (March 2011)		660,000	3,249	*
Rusoro Mining Ltd., Warrants
(November 2011)		216,667	0	*@
Rusoro Mining Ltd., Warrants
(November 2012)		3,150,000	100,803	*
Silver Wheaton Corp., Warrants
(December 2010)		981,040	5,757,186	*
Silver Wheaton Corp., Warrants
(September 2013)		233,744	1,308,966	*
			15,249,037

Gold/Mineral Royalty Companies 0.05%
Aberdeen International, Inc., Warrants
(July 2012)		500,000	32,001	*
Franco-Nevada Corp., Warrants (June 2017)		44,000	316,266	*
			348,267

Iron and Steel 0.05%
Baffinland Iron Mines Corp., Warrants
(December 2012)		1,425,000	357,794	*

Medical - Hospitals 0.01%
African Medical Investments plc, Warrants
(June 2011)		1,162,500	101,452	*@

Metal & Mineral Mining & Exploration 0.01%
Peregrine Metals Ltd., Warrants
(September 2011)		450,000	47,632	*

Oil & Gas Drilling 0.01%
Vantage Drilling Co., Warrants (May 2011)		2,461,400	72,365	*

Oil & Gas Exploration & Production 1.20%
Africa Oil Corp., Warrants (April 2012)		2,050,000	0	*@
Coastal Energy Co., Warrants (July 2010)		250,000	8,371	*@
Foothills Resources, Inc., Warrants
(September 2011)		633,334	0	*@
Gran Tierra Energy, Inc., Warrants
(June 2012)		1,550,000	7,517,500	*@
HRT Participacoes Em Petroleo, Warrants
(November 2013) (RS)		3,543	0	*@
Petroamerica Oil Corp., Warrants
(October 2014)		8,000,000	1,457,266	*
Range Energy Resources, Inc., Warrants
(October 2011)		15,000,000	0	*@
			8,983,137

Uranium 0.00%
Denison Mines Corp., Warrants
(March 2011)		231,050	31,281	*

Total Warrants			26,986,039
(cost $31,335,354)

PURCHASED OPTIONS 0.08%		Contracts

Copper 0.05%
Freeport-McMoRan Copper & Gold, Inc.,
Strike Price 70, Call, Expiration Jan. 2011
(premium $331,758)		200	382,500

General Metal & Mineral Mining 0.03%
Ivanhoe Mines Ltd., Strike Price 15, Call,
Expiration Jan. 2011
(premium $209,952)		500	205,000

Total Purchased Options			587,500
(cost $541,710)

Total Investments 94.85%			712,231,705
(cost $628,741,641)
Other assets and liabilities, net 5.15%			38,652,309

NET ASSETS 100%			$ 750,884,014

CALL OPTIONS WRITTEN		Shares Subject	Value
		To Call
Anadarko Petroleum Corp., Strike Price 75,
Expiration May 2010		75,000	$183,750
Pacific Rubiales Energy Corp., Strike Price 19,
Expiration Oct. 2010		120,000	339,701

Total Call Options Written			$523,451
(premiums received $572,017)

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)			March 31, 2010

COMMON STOCKS 82.93%		Shares	Value

Agricultural Operations 0.35%
Agriterra Ltd.		28,207,200	$2,226,197	*+

Diamond Mining & Exploration 0.98%
Diagem, Inc.		406,350	0	*@
Diamond Fields International Ltd.		448,600	35,337	*
Diamonds North Resources Ltd.		2,804,200	690,282	*
Lucara Diamond Corp.		1,000,000	1,004,332
Olivut Resources Ltd.		675,000	230,960	*
Petra Diamonds Ltd.		2,533,900	2,807,454
Rockwell Diamonds, Inc.		1,000,000	73,847	*
Rockwell Diamonds, Inc., 144A		2,575,000	190,159	*
Shore Gold, Inc.		1,126,500	1,142,472	*
Vaaldiam Mining, Inc.		121,120	47,704	*
			6,222,214
Financial Services 2.12%
Endeavour Financial Corp.		2,642,900	6,323,599	*
GMP Capital, Inc.		495,100	6,946,805
Jovian Capital Corp.		24,355	239,569	*
			13,509,973

Gold/Mineral Exploration & Development 28.98%
African Gold Group, Inc.		1,760,000	849,153	*
Aldridge Minerals, Inc.		1,258,500	1,177,210	*
Amarc Resources Ltd.		695,545	321,885	*
Ampella Mining Ltd.		1,350,000	1,567,117	*
Andean Resources Ltd.		5,962,856	14,754,757	*
Andina Minerals, Inc.		900,000	1,045,687	*
Atikwa Resources, Inc.		3,062,333	361,835	*
AuEx Ventures, Inc.		855,000	2,550,857	*
Brazauro Resources Corp.		3,350,000	1,913,155	*
Candente Gold Corp.		100,000	74,833	*+
Candente Gold Corp. (RS)		4,875,000	3,465,685	*+@
Carnavale Resources Ltd.		3,500,000	907,326	*
Chesapeake Gold Corp.		1,889,400	15,162,081	*
Continental Minerals Corp.		535,000	1,132,582	*
Continental Precious Minerals, Inc.		267,000	207,690	*
Corona Gold Ltd.		812,500	0	*@
Crystallex International Corp.		2,150,000	708,425	*
Eastmain Resources, Inc.		675,000	963,716	*
Entree Gold, Inc.		750,000	2,156,361	*
Erdene Resource Development Corp.		725,000	356,932	*
Exeter Resource Corp.		400,000	2,452,000	*
Extorre Gold Mines Ltd.		400,000	815,282	*
First Point Minerals Corp.		2,423,000	1,145,175	*
Fortress Minerals Corp.		2,400,000	768,019	*
Galway Resources Ltd.		230,000	253,643	*
Gold Summit Corp.		10,000	1,132	*
Golden Alliance Resources Corp.		100,000	50,217	*
Golden Arrow Resources Corp.		1,000,000	349,547	*
Golden Odyssey Mining, Inc.		2,656,500	366,197	*
Golden Predator Royalty &
Development Corp.		1,925,500	985,880	*
Grandview Gold, Inc.		1,100,000	92,064	*
Grayd Resource Corp.		2,210,000	1,740,843	*
Greenock Resources, Inc.		126,200	21,124	*
Greystar Resources Ltd.		2,651,000	17,097,332	*
Guyana Goldfields, Inc.		1,200,000	7,621,111	*
Hainan Mining Corp. plc (RS)		2,018,700	759,843	*+@
Helio Resource Corp.		502,000	239,730	*
Inca Pacific Resources, Inc.		337,000	61,387	*
International Minerals Corp.		157,777	636,949	*
Kilo Goldmines Ltd.		1,100,000	530,721	*
Kings Minerals NL		14,742,931	1,352,885	*
Klondex Mines Ltd.		2,575,000	3,549,626	*+
Kria Resources, Inc.		268,925	48,987	*
Leyshon Resources Ltd.		2,220,000	404,329	*
MAG Silver Corp.		510,000	3,866,680	*
Malbex Resources, Inc.		1,783,333	807,733	*
Marengo Mining Ltd.		500,000	55,059	*
Mindoro Resources Ltd.		2,984,000	675,778	*
Mirasol Resources Ltd.		725,000	1,249,261	*
Moss Lake Gold Mines Ltd.		3,182,000	626,625	*+
Nautilus Minerals, Inc.		300,000	558,291	*
New Pacific Metals Corp.		657,700	463,032	*
NGEx Resources, Inc.		3,006,700	1,894,730	*
Northern Dynasty Minerals Ltd.		650,000	6,195,352	*
Orsu Metals Corp.		300,800	72,564	*
Pacific North West Capital Corp.		1,291,666	190,774	*
Pacific Rim Mining Corp.		5,400,713	1,003,768	*
Pelangio Mines, Inc.		1,500,000	369,240	*
Planet Exploration, Inc.		1,020,500	170,820	*
Platte River Gold U.S., Inc. (RS)		1,098,900	2,394,847	*@
PMI Gold Corp.		8,000,000	1,417,881	*
Premier Gold Mines Ltd.		1,050,000	4,383,616	*
Q2 Gold Resources, Inc. (RS)		201,333	0	*@
Queenston Mining, Inc.		455,000	1,921,967	*
Radius Gold, Inc.		1,698,200	618,683	*
Reunion Gold Corp.		2,129,500	188,711	*
Rochester Resources Ltd.		7,160,000	1,198,503	*+
Romarco Minerals, Inc.		19,626,706	37,684,203	*+
Rubicon Minerals Corp.		2,169,600	8,288,744	*
Rye Patch Gold Corp.		200,000	48,247	*
Rye Patch Gold Corp. (RS)		3,600,000	825,030	*@
San Anton Resource Corp.		1,303,200	298,340	*
Solitario Exploration & Royalty Corp.		994,522	2,056,416	*
St Andrew Goldfields Ltd.		927,549	730,641	*
Staccato Gold Resources Ltd.		3,091,500	395,722	*
Strikepoint Gold, Inc.		950,000	364,809	*
Strongbow Exploration, Inc.		880,500	112,707	*
Temex Resources Corp.		978,268	269,708	*
Terrane Metals Corp.		1,601,000	1,718,285	*
Underworld Resources, Inc.		500,000	1,201,260	*
Valley High Ventures Ltd.		1,100,000	714,848	*
Verena Minerals Corp.		1,430,500	507,070	*
Verona Development Corp.		48,500	0	*@
VG Gold Corp.		5,936,501	1,665,914	*
Victoria Gold Corp.		1,000,000	728,633	*
Virginia Mines, Inc.		675,000	4,745,471	*
Wesdome Gold Mines Ltd.		461,700	941,039
			184,642,312
Gold/Mineral Royalty Companies 1.97%
Aberdeen International, Inc.		2,386,000	986,727	*
Franco-Nevada Corp.		14,028	376,391
Gold Wheaton Gold Corp.		250,000	708,941	*
Royal Gold, Inc.		226,625	10,472,341
			12,544,400
Intermediate & Junior Gold Producers 14.85%
Argonaut Gold Ltd.		500,000	1,476,959	*
Aurizon Mines Ltd.		400,000	1,904,000	*
Avion Gold Corp.		3,900,000	2,572,863	*
Bendigo Mining NL		1,000,000	206,471
Centamin Egypt Ltd.		6,827,500	14,386,422	*
Centamin Egypt Ltd., 144A		3,000,000	6,321,386	*
Centerra Gold, Inc.		625,000	8,184,817	*
Century Mining Corp.		2,634,809	1,063,678	*
Claude Resources, Inc.		2,080,700	2,192,151	*
DRDGOLD Ltd., Sponsored ADR		100,000	489,000
Dundee Precious Metals, Inc.		2,155,000	6,790,075	*
Gold One International Ltd.		2,000,000	523,061	*
Great Basin Gold Ltd.		2,000,000	3,406,853	*
Kingsgate Consolidated Ltd.		500,000	3,904,601
Lake Shore Gold Corp.		3,188,000	7,910,358	*
Medoro Resources Ltd.		22,087,557	13,266,453	*+
New Gold, Inc.		205,000	882,375	*
Olympus Pacific Minerals, Inc.		5,500,000	1,841,276	*
Pan African Resources plc		15,620,000	1,479,400	*
Rusoro Mining Ltd.		6,105,000	2,103,929	*
Rusoro Mining Ltd., 144A		1,120,000	385,979	*
San Gold Corp.		3,030,000	9,427,728	*
SEMAFO, Inc.		700,000	3,901,142	*
			94,620,977
Internet 0.00%
Stockhouse, Inc.		1,027,000	17,627	*

Medical - Hospitals 0.27%
African Medical Investments plc		4,489,000	1,754,394	*

Metal & Mineral Mining & Exploration 2.90%
Baja Mining Corp.		685,450	546,686	*
Breakwater Resources Ltd.		450,000	168,374	*
Brilliant Mining Corp.		158,900	39,897	*
Calibre Mining Corp.		900,000	190,528	*
Candente Copper Corp.		300,000	143,265	*
Catalyst Copper Corp.		1,564,000	223,296	*
Dia Bras Exploration, Inc.		1,444,496	256,016	*
Farallon Mining Ltd.		700,000	420,441	*
Freeport-McMoRan Copper & Gold, Inc.		5,000	417,700
Independence Group NL		260,000	1,087,966
JNR Resources, Inc.		456,800	94,455	*
Linear Metals Corp.		1,004,410	148,347	*
Mines Management, Inc.		825,400	2,132,744	*
Natasa Mining		503,045	597,797	*
North American Tungsten Corp.		1,282,000	271,396	*
North Arrow Minerals, Inc.		261,500	43,772	*
Odyssey Resources Ltd.		414,900	103,153	*
Red Hill Energy, Inc.		145,000	108,507	*
Revett Minerals, Inc.		3,200,500	1,339,319	*
Roca Mines, Inc.		1,000,000	512,012	*
Sable Mining Africa Ltd.		13,519,000	6,258,131	*
Toledo Mining Corp. plc		432,900	241,460	*
TVI Pacific, Inc.		15,111,428	1,711,121	*
Uranium North Resources Corp.		517,035	48,364	*
Wallbridge Mining Co. Ltd.		1,541,000	402,092	*
Western Copper Corp.		504,400	953,572	*
			18,460,411
Mining Services 0.67%
Energold Drilling Corp.		650,000	1,632,040	*
Major Drilling Group International		105,000	2,646,711
			4,278,751
Oil & Gas Exploration & Production 3.53%
Alange Energy Corp.		1,400,000	785,742	*
Big Sky Energy Corp.		2,000,000	0	*@
Pacific Rubiales Energy Corp.		1,116,400	21,688,236	*^
			22,473,978
Platinum 3.26%
Anooraq Resources Corp.		3,550,000	5,348,070	*
Eastern Platinum Ltd.		9,006,550	13,124,945	*
Ivanhoe Nickel and Platinum Ltd. (RS)		135,000	215,886	*@
Osmium Holdings S.A. (RS)		891	0	*@
Platinum Group Metals Ltd.		1,070,000	2,064,986	*
			20,753,887
Senior Gold Producers 19.29%
Agnico-Eagle Mines Ltd.		255,000	14,195,850
Gold Fields Ltd., Sponsored ADR		420,000	5,300,400
Harmony Gold Mining Co., Ltd.,
Sponsored ADR		530,000	5,024,400
IAMGOLD Corp.		408,000	5,393,760
Kinross Gold Corp.		330,000	5,639,700
Lihir Gold Ltd., Sponsored ADR		136,500	3,843,840
Newcrest Mining Ltd.		90,000	2,710,554
Newmont Mining Corp.		60,000	3,055,800
Polyus Gold Co., Sponsored ADR		54,000	1,390,500
Randgold Resources Ltd., Sponsored ADR		625,000	48,018,750
Red Back Mining, Inc.		555,000	11,339,356	*
Red Back Mining, Inc. 144A		770,000	15,732,080	*
Yamana Gold, Inc.		125,000	1,231,250
			122,876,240
Silver Mining 3.72%
Coeur d'Alene Mines Corp.		231,000	3,460,380	*
ECU Silver Mining, Inc.		1,090,000	665,420	*
Fortuna Silver Mines, Inc.		1,230,000	3,148,878	*
Fresnillo PLC		110,000	1,415,757
Pan American Silver Corp.		130,000	3,009,500
Polymetal, Sponsored GDR		175,000	1,785,000	*
Silvercorp Metals, Inc.		1,488,500	10,215,483
			23,700,418
Wireless Equipment 0.04%
Active Control Technology, Inc.		4,575,000	247,760	*

Total Common Stocks			528,329,872
(cost $451,121,127)

EXCHANGE-TRADED FUNDS (ETF) 1.89%

SPDR Gold Trust		75,600	8,236,620	*
Sprott Physical Gold Trust		385,000	3,807,650	*

Total Exchange-Traded Funds			12,044,270
(cost $12,056,160)

WARRANTS 7.24%

Financial Services 0.17%
Endeavour Financial Corp., Warrants
(February 2014)		1,110,000	1,092,950	*

Gold/Mineral Exploration & Development 0.33%
Candente Gold Corp., Warrants
(December 2011) (RS)		2,437,500	364,809	*@
Carnavale Resources Ltd., Warrants
(February 2013)		3,500,000	305,119	*
Chesapeake Gold Corp., Warrants
(February 2012)		285,274	969,078	*
Crystallex International Corp., Warrants
(December 2049)		162,500	0	*@
Fortress Minerals Corp., Warrants
(December 2010)		1,400,000	103,387	*@
Golden Alliance Resources Corp., Warrants
(October 2010)		100,000	10,831	*@
Golden Arrow Resources Corp., Warrants
(October 2010)		1,000,000	0	*@
Hainan Mining Corp. plc, Warrants
(May 2011) (RS)		313,700	35,233	*@
Hainan Mining Corp. plc, Warrants
(August 2011) (RS)		1,705,000	191,494	*@
Malbex Resources, Inc., Warrants
(April 2011)		666,666	0	*@
Orsu Metals Corp., Warrants (April 2010)		2,476,000	12,190	*
Orsu Metals Corp., Warrants (March 2011)		4,112,000	20,244	*
Rochester Resources Ltd., Warrants
(November 2011)		6,630,000	0	*@
Rye Patch Gold Corp., Warrants
(December 2049) (RS)		1,800,000	0	*@
Staccato Gold Resources Ltd., Warrants
(August 2011)		3,000,000	0	*@

Terrane Metals Corp., Warrants (June 2012)		219,000	103,505	*
US Gold Corp., Warrants (February 2011)		39,000	8,064	*
			2,123,954

Gold/Mineral Royalty Companies 0.17%
Franco-Nevada Corp., Warrants
(March 2012)		73,600	325,388	*
Franco-Nevada Corp., Warrants (June 2017)		94,700	680,691	*
Gold Wheaton Gold Corp., Warrants
(July 2013)		126,200	37,589	*
			1,043,668

Intermediate & Junior Gold Producers 0.54%
Argonaut Gold Ltd., Warrants (December 2012)		250,000	123,080	*
Avion Gold Corp., Warrants (May 2011)		1,950,000	38,401	*@
Dundee Precious Metals, Inc., Warrants
(November 2015)		1,125,000	1,262,800	*
GBS Gold International, Inc., Warrants
(May 2010)		630,000	0	*@
Lake Shore Gold Corp., Warrants
(December 2010)		73,000	87,692	*@
Medoro Resources Ltd., Warrants
(November 2011)		5,000,000	689,248	*
New Gold, Inc., Warrants (April 2012)		2,495,100	85,987	*
New Gold, Inc., Warrants (November 2012)		326,000	43,334	*
New Gold, Inc., Warrants (June 2017)		1,152,430	907,783	*
Rusoro Mining Ltd., Warrants (November 2011)		600,000	0	*@
Rusoro Mining Ltd., Warrants (November 2012)		6,330,750	202,589	*
			3,440,914

Medical - Hospitals 0.03%
African Medical Investments plc, Warrants
(June 2011)		2,125,000	185,450	*@

Metal & Mineral Mining & Exploration 0.05%
Baja Mining Corp., Warrants (April 2011)		527,750	0	*@
Coalcorp Mining, Inc., Warrants (February 2011)		113,214	557	*
Denison Mines Corp., Warrants (March 2011)		206,295	27,930	*
Mines Management, Inc., Warrants (April 2012)		795,800	308,373	*
			336,860

Senior Gold Producers 3.88%
Agnico-Eagle Mines Ltd., Warrants
(December 2013)		139,750	3,063,320	*
Goldcorp, Inc., Warrants (June 2011)		3,775,202	16,727,461	*
Kinross Gold Corp., Warrants (September 2011)		1,616,800	2,276,510	*
Kinross Gold Corp., Warrants (September 2013)		948,671	2,652,841	*
			24,720,132

Silver Mining 2.07%
Hecla Mining Co., Warrants (August 2014)		315,250	936,292	*@
Silver Wheaton Corp., Warrants (December 2010)		1,680,320	9,860,878	*
Silver Wheaton Corp., Warrants (September 2013)		422,795	2,367,652	*
			13,164,822

Total Warrants			46,108,750
(cost $66,361,103)

SPECIAL WARRANTS 0.00%

Gold/Mineral Exploration & Development 0.00%

Western Exploration & Development Ltd., 144A,
Special Warrants (December 2049) (RS)
(cost $300,000)		600,000	0	*@

RIGHTS 0.02%

Gold/Mineral Exploration & Development 0.02%
Kings Minerals NL (cost $0)		2,948,586	108,231	*@

PURCHASED OPTIONS 1.27%		Contracts	Value

Exchange-Traded Fund 0.03%
Market Vectors Junior Gold Miners ETF, Strike
Price 25, Put, Expiration May 2010
(premium $629,585)		1,905	214,312

General Metal & Mineral Mining 0.02%
Ivanhoe Mines Ltd., Strike Price 15, Call,
Expiration Jan. 2011 (premium $146,968)		350	143,500

Metal & Mineral Mining & Exploration 0.30%
Freeport-McMoRan Copper & Gold, Inc.,
Strike Price 70, Call, Expiration Jan. 2011
(premium $1,658,680)		1,000	1,912,500

Senior Gold Producers 0.92%
Newmont Mining Corp., Strike Price 40, Call,
Expiration Jan. 2012 (premium $2,669,584)		1,700	2,830,500
Newmont Mining Corp., Strike Price 50, Call,
Expiration Jan. 2012 (premium $2,708,090)		2,601	2,809,080
Yamana Gold, Inc., Strike Price 10, Call,
Expiration Jan. 2012(premium $356,070)		715	186,615
			5,826,195

Total Purchased Options			8,096,507
(cost $8,168,977)

NOTES 0.19%		Principal Amount

Intermediate & Junior Gold Producers 0.19%
GBS Gold International, Inc., 12.00%,
maturity 05/27/11 (RS)	CAD	$ 1,355,541	974,345	*@
New Gold, Inc., 10.00%, maturity 06/28/17	CAD	300,000	236,314	*

Total Notes			1,210,659
(cost $1,349,733)

Total Investments 93.54%			595,898,289
(cost $539,357,100)
Other assets and liabilities, net 6.46%			41,186,635

NET ASSETS 100%			$ 637,084,924

CALL OPTIONS WRITTEN		Shares Subject	Value
		To Call
Pacific Rubiales Energy Corp., Strike Price 17,
Expiration Apr. 2010		115,000	$328,377
(premiums received $107,842)

See notes to portfolios of investments.

GOLD AND PRECIOUS METALS FUND
Portfolio of Investments (unaudited)			March 31, 2010

COMMON STOCKS 78.83%		Shares	Value

Diamond Mining & Exploration 0.33%
Diamond Fields International Ltd.		21,600	$1,702	*
Petra Diamonds Ltd.		633,484	701,873	*
			703,575
Financial Services 2.60%
Endeavour Financial Corp.		1,664,700	3,983,085	*
GMP Capital, Inc.		115,000	1,613,578
			5,596,663
Gold Mining 60.46%
Agnico-Eagle Mines Ltd.		190,000	10,577,300
Allied Nevada Gold Corp.		200,000	3,314,000	*
Aurizon Mines Ltd.		300,000	1,428,000	*
Barrick Gold Corp.		110,000	4,217,400
Centamin Egypt Ltd.		2,272,500	4,788,450	*
Centamin Egypt Ltd., 144A		2,000,000	4,214,258	*
Centerra Gold, Inc.		300,000	3,928,712	*
Century Mining Corp.		509,512	205,691	*
Claude Resources, Inc.		2,802,000	2,952,087	*
DRDGOLD Ltd., Sponsored ADR		500,000	2,445,000
Dundee Precious Metals, Inc.		2,100,000	6,616,778	*
Eldorado Gold Corp.		175,000	2,114,000	*
Gold Fields Ltd., Sponsored ADR		240,000	3,028,800
Harmony Gold Mining Co., Ltd., Sponsored ADR		310,000	2,938,800
IAMGOLD Corp.		289,400	3,825,868
Kingsgate Consolidated Ltd.		350,000	2,733,220
Kinross Gold Corp.		350,000	5,981,500
Kirkland Lake Gold, Inc.		400,000	2,989,366	*
Lake Shore Gold Corp.		225,000	558,291	*
Lihir Gold Ltd., Sponsored ADR		100,000	2,816,000
Medoro Resources Ltd.		2,430,000	1,459,531	*
New Gold, Inc.		404,823	1,742,178	*
Newcrest Mining Ltd.		60,000	1,807,036
Newmont Mining Corp.		90,000	4,583,700
Pan African Resources plc		10,570,000	1,001,105	*
Polyus Gold Co., Sponsored ADR		77,500	1,995,625
Randgold Resources Ltd., Sponsored ADR		246,000	18,900,180
Red Back Mining, Inc.		325,000	6,640,164	*
Red Back Mining, Inc. 144A		245,000	5,005,662	*
Richmont Mines, Inc.		550,000	2,183,500	*
Rusoro Mining Ltd.		930,000	320,500	*
San Gold Corp.		1,530,000	4,760,536	*
SEMAFO, Inc.		800,000	4,458,448	*
Troy Resources NL		479,850	1,008,366
Yamana Gold, Inc.		275,000	2,708,750
			130,248,802
Gold/Mineral Royalty Companies 5.16%
Aberdeen International, Inc.		52,250	21,608	*
Gold Wheaton Gold Corp.		250,000	708,940	*
Royal Gold, Inc.		225,000	10,397,250
			11,127,798
Medical - Hospitals 0.35%
African Medical Investments plc		1,910,000	746,467	*

Metal & Mineral Mining 0.42%
Freeport-McMoRan Copper & Gold, Inc.		5,000	417,700
Independence Group NL		115,000	481,216
			898,916
Mining Services 0.70%
Major Drilling Group International		60,000	1,512,407

Platinum 3.03%
Eastern Platinum Ltd.		4,476,650	6,523,673	*

Silver Mining 5.78%
Coeur d'Alene Mines Corp.		89,000	1,333,220	*
Fortuna Silver Mines, Inc.		700,000	1,792,044	*
Fresnillo PLC		60,000	772,231
Pan American Silver Corp.		100,000	2,315,000
Polymetal, Sponsored GDR		112,000	1,142,400	*
Silvercorp Metals, Inc.		744,000	5,106,026
			12,460,921

Total Common Stocks			169,819,222
(cost $139,395,896)

EXCHANGE-TRADED FUNDS (ETF) 2.32%

SPDR Gold Trust		31,000	3,377,450	*
Sprott Physical Gold Trust		165,000	1,631,850	*

Total Exchange-Traded Funds			5,009,300
(cost $5,064,113)

WARRANTS 8.91%

Financial Services 0.18%
Endeavour Financial Corp., Warrants
(February 2014)		407,000	400,748	*

Gold Mining 5.53%
Agnico-Eagle Mines Ltd., Warrants
(December 2013)		92,550	2,028,696	*
Crystallex International Corp., Warrants
(December 2049)		62,500	0	*@
Dundee Precious Metals, Inc., Warrants
(June 2012)		27,000	3,456	*
Dundee Precious Metals, Inc., Warrants
(November 2015)		1,103,800	1,239,004	*
GBS Gold International, Inc., Warrants
(May 2010)		175,000	0	*@
Goldcorp, Inc., Warrants (June 2011)		1,028,384	4,556,644	*
Kinross Gold Corp., Warrants (September 2011)		999,700	1,407,612	*
Kinross Gold Corp., Warrants (September 2013)		776,234	2,170,643	*
New Gold, Inc., Warrants (April 2012)		3,078,400	106,089	*
New Gold, Inc., Warrants (November 2012)		1,082,500	143,893	*
New Gold, Inc., Warrants (June 2017)		251,800	198,346	*
Rusoro Mining Ltd., Warrants (November 2012)		1,568,750	50,201	*
			11,904,584

Gold/Mineral Royalty Companies 0.36%
Franco-Nevada Corp., Warrants (March 2012)		92,700	409,829	*
Franco-Nevada Corp., Warrants (June 2017)		44,700	321,298	*
Gold Wheaton Gold Corp., Warrants (July 2013)		125,000	37,232	*
			768,359

Medical - Hospitals 0.04%
African Medical Investments plc,
Warrants (June 2011)		912,500	79,634	*@

Metal & Mineral Mining 0.01%
Mines Management, Inc., Warrants (April 2012)		44,000	17,050	*

Silver Mining 2.79%
Hecla Mining Co., Warrants (August 2014)		169,750	504,158	*@
Silver Wheaton Corp., Warrants (December 2010)		410,540	2,409,234	*
Silver Wheaton Corp., Warrants (September 2013)		554,206	3,103,554	*
			6,016,946

Total Warrants			19,187,321
(cost $19,980,823)

PURCHASED OPTIONS 1.62%		Contracts

Exchange-Traded Fund 0.14%
Market Vectors Gold Miners ETF, Strike Price 44, Call,
Expiration May 2010 (premium $333,000)		1,000	232,000
Market Vectors Junior Gold Miners ETF,
Strike Price 25, Put, Expiration May 2010
(premium $199,210)		605	68,062
			300,062
Gold Mining 0.92%
Newmont Mining Corp., Strike Price 40, Call,
Expiration Jan. 2012
(premium $951,959)		610	1,015,650
Newmont Mining Corp., Strike Price 50, Call,
Expiration Jan. 2012
(premium $861,366)		834	900,720
Yamana Gold, Inc., Strike Price 10, Call,
Expiration Jan. 2012
(premium $144,480)		295	76,995
			1,993,365

Metal & Mineral Mining 0.56%
Freeport-McMoRan Copper & Gold, Inc.,
Strike Price 70, Call, Expiration Jan. 2011
(premium $995,201)		600	1,147,500
Ivanhoe Mines Ltd., Strike Price 15, Call,
Expiration Jan. 2011 (premium $52,486)		125	51,250
			1,198,750

Total Purchased Options			3,492,177
(cost $3,537,702)

		Principal
NOTE 0.13%		Amount

Gold Mining 0.13%
GBS Gold International, Inc., 12.00%,
maturity 05/27/11 (RS)
(cost $374,928)	CAD	$ 376,540	270,652	*@

Total Investments 91.81%			197,778,672
(cost $168,353,462)
Other assets and liabilities, net 8.19%			17,648,208

NET ASSETS 100%			$ 215,426,880

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		March 31, 2010

COMMON STOCKS 94.44%	Shares	Value

Agricultural Chemicals 1.30%
Uralkali, Sponsored GDR	286,015	$ 6,003,455	*

Airlines 0.44%
Turk Hava Yollari Anonim Ortakligi, Class AO	600,000	2,055,336

Appliances 0.66%
Arcelik	750,000	3,038,537

Auto Manufacturers 1.06%
Tofas Turk Otomobil Fabrikasi AS	1,300,000	4,881,423

Building & Construction 0.59%
Akcansa Cimento AS	600,000	2,747,036

Cellular Telecommunications 4.86%
Mobile TeleSystems, Sponsored ADR	165,000	9,157,500
Turkcell Iletisim Hizmetleri A.S.	524,975	3,198,958
Turkcell Iletisim Hizmetleri A.S.,
Sponsored ADR	162,500	2,447,250
Vimpel-Communications, Sponsored ADR	418,157	7,698,271
		22,501,979
Coal 0.75%
New World Resources NV, Class A	300,000	3,480,482	*

Commercial Banks - Non US 28.42%
Bank Pekao S.A.	150,000	8,716,656
Bank Zachodni WBK S.A.	50,000	3,603,935
National Bank of Greece S.A., Sponsored ADR	720,000	2,923,200
OTP Bank Nyrt. plc	450,000	15,737,517	*
Powszechna Kasa Oszczednosci Bank
Polski S.A.	350,000	4,894,805
Sberbank RF	16,177,095	47,136,949	@
Turkiye Garanti Bankasi A.S.	5,300,082	24,789,580
Turkiye Halk Bankasi A.S.	650,000	4,710,145
Turkiye Is Bankasi, Class C	2,461,185	7,954,704
VTB Bank OJSC, Sponsored GDR	2,000,000	11,080,000
		131,547,491
Diversified Metals & Mining 3.21%
JSC MMC Norilsk Nickel, Sponsored ADR	350,000	6,443,500	*
KGHM Polska Miedz S.A.	220,000	8,263,670
Orsu Metals Corp.	694,740	167,597	*
		14,874,767
Diversified Operations 0.46%
Haci Omer Sabanci Holding AS	501,729	2,148,378	*

Electric - Integrated 1.70%
Polska Grupa Energetyczna S.A.	975,000	7,884,373	*

Electric Utility 1.75%
CEZ A.S.	171,471	8,103,363

Food 1.04%
Wimm-Bill-Dann Foods OJSC, Sponsored ADR	215,000	4,820,300

Food - Meat Products 0.10%
Cherkizovo Group	26,000	457,600	*

Gold Mining 1.43%
Centerra Gold, Inc.	300,000	3,928,712	*
Dundee Precious Metals, Inc.	850,000	2,678,220	*
		6,606,932
Insurance 0.21%
Aksigorta A.S.	700,732	983,241

Investment Companies 0.13%
Vostok Nafta Investment Ltd.	130,000	601,377	*

Medical - Drugs 2.48%
Pharmstandard, Sponsored GDR	200,000	4,980,000	*
Richter Gedeon Nyrt.	30,000	6,489,540
		11,469,540

Oil & Gas - Integrated 18.28%
Gazprom OAO, Sponsored ADR	1,108,901	26,011,907
Lukoil OAO, Sponsored ADR	488,810	27,715,527
Rosneft Oil Co. OJSC, Sponsored GDR	3,487,309	27,654,360
Tatneft, Sponsored ADR	70,000	2,191,000
TNK-BP Holding	500,000	1,050,000
		84,622,794
Oil & Gas Exploration & Production 5.68%
Alliance Oil Co. Ltd.	300,000	4,767,939	*
BNK Petroleum, Inc.	500,000	1,245,569	*
NovaTek OAO, Sponsored GDR	278,477	20,273,126
		26,286,634
Oil & Gas Refining and Marketing 0.48%
Tupras Turkiye Petrol Rafine	97,000	2,204,545

Retail 4.16%
Eurocash S.A.	500,000	3,325,632
Magnit OAO, Sponsored GDR	400,000	7,408,000
X5 Retail Group N.V., Sponsored GDR	245,000	8,526,000	*
		19,259,632
Retail - Food 0.56%
BIM Birlesik Magazalar A.S.	50,000	2,602,108

Silver Mining 0.44%
Polymetal, Sponsored GDR	200,000	2,040,000	*

Steel - Producers 11.08%
Evraz Group S.A., Sponsored GDR	120,000	4,767,600	*
Magnitogorsk Iron & Steel Works,
Sponsored GDR	750,000	9,090,000	*
Mechel, Sponsored ADR	420,000	11,936,400
Novolipetsk Steel, Sponsored GDR	305,000	10,568,250	*
OAO TMK, Sponsored GDR	600,000	12,390,000	*
Severstal OAO, Sponsored GDR	175,000	2,548,000	*
		51,300,250
Telecommunications 2.13%
Sistema JSFC, Sponsored GDR	300,000	8,160,000	*
Turk Telekomunikasyon AS	500,000	1,679,842
		9,839,842
Transportation 1.04%
Novorossiysk Sea Trade Port, Sponsored GDR	350,000	4,795,000

Total Common Stocks		437,156,415
(cost $341,226,467)

PREFERRED STOCK 0.91%

Oil & Gas Exploration & Production 0.91%
Surgutneftegaz, Preferred Stock	7,529,631	4,225,606	*@
(cost $3,006,609)

WARRANTS 0.12%

Gold Mining 0.12%
Dundee Precious Metals, Inc., Warrants
(November 2015) (cost $0)	500,000	561,245	*

RIGHTS 0.00%

Computer Services 0.00%
Asseco Poland S.A.	150,000	0	@
(cost $0)

Total Investments 95.47%		441,943,266
(cost $344,233,076)
Other assets and liabilities, net 4.53%		20,969,760

NET ASSETS 100%		$ 462,913,026

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		March 31, 2010

COMMON STOCKS 88.54%	Shares	Value

Agricultural Chemicals 1.26%
China Agritech, Inc.	4,000	$ 99,440	*
Origin Agritech Ltd.	7,500	74,925	*
		174,365
Agricultural Operations 1.09%
China Green (Holdings) Ltd.	120,000	151,309

Airlines 1.76%
Copa Holdings S.A., Class A	3,000	182,400
Turk Hava Yollari Anonim Ortakligi, Class AO	18,000	61,660
		244,060
Auto Manufacturers 2.57%
Dongfeng Motor Group Co., Ltd., H shares	150,000	243,424
Tofas Turk Otomobil Fabrikasi AS	30,000	112,648
		356,072
Broadcasting & Cable TV 1.14%
Grupo Televisa S.A., Sponsored ADR	7,500	157,650

Building & Construction 2.62%
Akcansa Cimento AS	20,000	91,568
Aveng Ltd.	17,500	90,320
Besalco S.A.	100,000	91,851
Murray & Roberts Holdings Ltd.	15,000	89,132
		362,871
Cellular Telecommunications 5.79%
America Movil SAB de C.V., Series L,
Sponsored ADR	4,000	201,360
MTN Group Ltd.	7,954	122,281
Tim Participacoes S.A., Sponsored ADR	5,000	138,800
Vivo Participacoes S.A., Sponsored ADR	12,500	338,875
		801,316

Chemicals - Diversified 0.92%
Israel Chemicals Ltd.	9,346	126,443

Commercial Banks - Non US 9.24%
Banco do Brasil S.A.	12,500	209,798
Bank of Nova Scotia	3,000	150,060
Industrial and Commercial Bank of China Ltd.,
H shares	87,000	66,447
National Bank of Greece S.A., Sponsored ADR	30,000	121,800
OTP Bank Nyrt. plc	10,000	349,723	*
Sberbank RF	50,000	145,690	*@
State Bank of India Ltd., Sponsored GDR	1,000	94,000
Turkiye Is Bankasi	13,835	43,382	*
Turkiye Is Bankasi, Class C	30,000	97,628
		1,278,528
Computer Services 0.68%
Wipro Ltd., Sponsored ADR	4,000	93,240

Department Stores 2.70%
Lojas Renner S.A.	16,269	373,222

Diversified Metals & Mining 0.08%
Orsu Metals Corp.	43,083	10,393	*

Diversified Minerals 3.84%
Centamin Egypt Ltd.	44,500	93,767	*
Teck Resources Ltd., Class B	4,500	196,020	*
Vale S.A., Class B, Sponsored ADR	7,500	241,425
		531,212
E-Commerce 0.85%
Ctrip.com International Ltd., Sponsored ADR	3,000	117,600

Electric - Integrated 1.46%
Polska Grupa Energetyczna S.A.	25,000	202,163	*

Electronics & Components 4.83%
China High Speed Transmission Equipment
Group Co., Ltd.	45,000	99,456
Jinpan International Ltd.	2,400	49,920
Samsung Electronics Co., Ltd.	458	331,119
Samsung Techwin Co., Ltd.	2,500	187,591
		668,086
Financial Services 2.25%
BM&F BOVESPA S.A.	15,000	101,546
Bolsa de Valores de Colombia	3,000,000	59,684
Bolsa Mexicana de Valores S.A.	60,000	95,117	*
Singapore Exchange Ltd.	10,000	54,686
		311,033
Food 3.77%
China Mengniu Dairy Co. Ltd.	45,000	140,258	*
Compania Brasileira de Distribuicao Grupo
Pao de Acucar, Class A, Sponsored ADR	4,000	268,920
Wimm-Bill-Dann Foods OJSC,
Sponsored ADR	5,000	112,100
		521,278
Gold Mining 3.65%
Eldorado Gold Corp.	10,000	120,800	*
Randgold Resources Ltd., Sponsored ADR	5,000	384,150
		504,950
Healthcare Equipment & Services 2.50%
Opto Circuits India Ltd.	71,048	346,365

Insurance 0.67%
CNinsure, Inc., Sponsored ADR	3,500	93,135

Internet 2.76%
Baidu, Inc., Sponsored ADR	400	238,800	*
NHN Corp.	900	143,179	*
		381,979
Investment Companies 0.67%
Vostok Nafta Investment Ltd.	20,000	92,520	*

Metal - Copper 3.18%
First Quantum Minerals Ltd.	2,000	164,573
Freeport-McMoRan Copper & Gold, Inc.	3,300	275,682
		440,255
Multimedia 2.83%
Naspers Ltd., Class N	9,000	390,996

Oil & Gas - Integrated 4.69%
Gazprom OAO, Sponsored ADR	5,000	117,350
Lukoil OAO, Sponsored ADR	3,000	170,100
PetroChina Co., Ltd., H shares	106,000	123,963
Rosneft Oil Co. OJSC, Sponsored GDR	30,000	237,900
		649,313
Oil & Gas Exploration & Production 0.20%
Alange Energy Corp.	50,000	28,062	*

Oil & Gas Refining and Marketing 0.49%
Tupras Turkiye Petrol Rafine	3,000	68,182

Paper & Forest Products 0.79%
Fibria Celulose S.A., Sponsored ADR	5,000	109,400	*

Pharmaceuticals 1.65%
China Shineway Pharmaceutical Group Ltd.	60,000	166,146
China-Biotics, Inc.	3,500	62,685	*
		228,831
Pipelines 1.62%
China Gas Holdings Ltd.	400,000	224,619

Platinum 1.82%
Eastern Platinum Ltd.	172,921	251,992	*

Public Thoroughfares 0.50%
Anhui Expressway Co., Ltd., H shares	100,000	68,390

Real Estate 1.51%
China Vanke Co. Ltd., Class B	115,000	131,970
PIK Group, Sponsored GDR	15,000	77,250	*
		209,220
Retail 4.22%
Magnit OAO, Sponsored GDR	5,000	92,600
Wal-Mart de Mexico SAB de CV, Series V	61,900	317,165
X5 Retail Group N.V., Sponsored GDR	5,000	174,000	*
		583,765

Schools 0.53%
ChinaCast Education Corp.	10,000	73,100	*

Semiconductors 1.08%
Taiwan Semiconductor Manufacturing
Co., Ltd.	23,230	45,007
Taiwan Semiconductor Manufacturing
Co., Ltd., Sponsored ADR	10,000	104,900
		149,907
Steel - Producers 3.36%
China Gerui Advanced Materials Group Ltd.	5,000	37,900	*
Gerdau S.A., Sponsored ADR	10,000	163,000
Mechel, Sponsored ADR	5,000	142,100
Novolipetsk Steel, Sponsored GDR	3,500	121,275	*
		464,275
Telecommunications Equipment 1.97%
ZTE Corp., H shares	45,000	272,692

Water Treatment Systems 1.00%
Duoyuan Global Water, Inc., Sponsored ADR	5,000	138,850	*

Total Common Stocks		12,251,639
(cost $10,575,951)

PREFERRED STOCK 2.11%

Commercial Banks - Non US 2.11%
Itau Unibanco Banco Multiplo S.A.,
Preferred Stock (cost $252,013)	13,337	292,462

EXCHANGE-TRADED FUNDS (ETF) 3.64%

Emerging Global Shares Dow Jones Emerging
Markets Energy Titans Index ETF	1,000	47,880
Emerging Global Shares Dow Jones Emerging
Markets Metals & Mining Titans ETF	1,000	61,940
iShares FTSE/Xinhua A50 China Index	19,000	33,574
iShares MSCI Hong Kong Index Fund	4,000	65,160
iShares MSCI Mexico Investable Market
Index Fund	650	34,691
iShares MSCI Singapore Index Fund	2,800	32,200
iShares MSCI South Korea Index Fund	700	35,000
iShares MSCI Taiwan Index Fund	2,600	32,630
Market Vectors Indonesia Index ETF	500	34,915
PowerShares India Portfolio	1,500	34,140	*
SPDR S&P Emerging Europe ETF	2,000	91,180	*

Total Exchange-Traded Funds		503,310
(cost $471,310)

WARRANTS 0.00%

Diversified Metals & Mining 0.00%
Orsu Metals Corp., Warrants (March 2011)	25,813	127	*
(cost $0)

Total Investments 94.29%		13,047,538
(cost $11,299,274)
Other assets and liabilities, net 5.71%		790,246

NET ASSETS 100%		$ 13,837,784

See notes to portfolios of investments.

CHINA REGION FUND
Portfolio of Investments (unaudited)		March 31, 2010

COMMON STOCKS 88.40%	Shares	Value

Advertising Services 0.51%
China MediaExpress Holdings, Inc.	20,000	$ 275,800	*

Agricultural Biotechnology 1.66%
Origin Agritech Ltd.	50,000	499,500	*
Yongye International, Inc.	50,000	404,000	*
		903,500

Agricultural Chemicals 0.68%
China Agritech, Inc.	15,000	372,900	*

Agricultural Operations 2.88%
Chaoda Modern Agriculture Holdings Ltd.	1,000,000	1,065,138
China Green (Holdings) Ltd.	400,000	504,363
		1,569,501
Audio/Video Products 0.86%
Skyworth Digital Holdings Ltd.	400,000	467,270

Auto Manufacturers 3.48%
Dongfeng Motor Group Co., Ltd., H shares	600,000	973,694
PT Astra International Tbk	200,000	921,892
		1,895,586
Auto Parts & Equipment 2.59%
China Automotive Systems, Inc.	25,000	577,750	*
Weichai Power Co., Ltd., H shares	100,000	835,882	*
		1,413,632
Brewery 2.76%
Tsingtao Brewery Co., Ltd., H shares	300,000	1,506,907

Building Products 2.59%
PT Holcim Indonesia Tbk	3,000,000	684,818	*
Semen Gresik Persero Tbk PT	400,000	321,232
Siam Cement PCL	50,000	405,134
		1,411,184
Casino Hotels 0.95%
Wynn Macau Ltd.	360,000	518,376	*

Chemicals - Specialty 1.75%
Huabao International Holdings Ltd.	800,000	956,177

Coal 1.97%
China Shenhua Energy Co., Ltd., H shares	250,000	1,075,442

Commercial Banks - Non US 3.99%
Bank Mandiri Tbk PT	1,900,000	1,118,262
Industrial and Commercial Bank of China Ltd., H shares	900,000	687,381
Krung Thai Bank PCL	1,000,000	371,115
		2,176,758
Commercial Services 0.93%
SIA Engineering Co., Ltd.	200,000	507,542

Distribution/Wholesale 1.35%
Li & Fung Ltd.	150,000	737,032

Diversified Minerals 0.09%
Erdene Resource Development Corp.	100,000	49,232	*

Diversified Operations 5.06%
China Merchants Holdings International
Co. Ltd.	300,000	1,097,337
China Resources Enterprise Ltd.	450,000	1,663,393
		2,760,730
E-Commerce 1.44%
Ctrip.com International Ltd., Sponsored ADR	20,000	784,000

Education 0.66%
CIBT Education Group, Inc.	453,632	357,331	*

Electric Generation 1.97%
China Resources Power Holdings Co., Ltd.	500,000	1,071,578

Electronics & Components 4.99%
Byd Co., Ltd., H shares	60,000	597,353
Harbin Electric, Inc.	20,000	431,800	*
Samsung Techwin Co., Ltd.	15,000	1,125,547
Yageo Corp., Sponsored GDR	1	0	*@
Zhuzhou CSR Times Electric Co., Ltd., H shares	300,000	567,215
		2,721,915
Energy-Alternate Sources 0.22%
China Longyuan Power Group Corp., H shares	100,000	118,363	*

Food & Beverages 6.29%
China Foods Ltd.	900,000	733,748
China Mengniu Dairy Co. Ltd.	150,000	467,528	*
China Yurun Food Group Ltd.	350,000	1,068,358
PT Indofood Sukses Makmur Tbk	2,800,000	1,162,816
		3,432,450
Food-Retail 1.99%
Lianhua Supermarket Holdings Co., Ltd., H shares	300,000	1,085,746

Gold Mining 1.07%
Euromax Resources Ltd.	473,235	86,204	*
Kingsgate Consolidated Ltd.	2,599	20,296
Lihir Gold Ltd., Sponsored ADR	10,000	281,600
Olympus Pacific Minerals, Inc.	590,500	197,686	*
		585,786
Household Products 0.98%
PT Unilever Indonesia Tbk	400,000	534,653

Insurance 2.60%
CNinsure, Inc., Sponsored ADR	15,000	399,150
PICC Property & Casualty Co. Ltd., H shares	1,000,000	1,017,484	*
		1,416,634
Internet 6.85%
Asia Broadband, Inc.	500,000	0	*@
AsiaInfo Holdings, Inc.	15,000	397,200	*
Baidu, Inc., Sponsored ADR	1,500	895,500	*
NHN Corp.	4,000	636,352	*
Tencent Holdings Ltd.	90,000	1,804,810
		3,733,862
Machinery 0.72%
China Valves Technology, Inc.	30,000	390,300	*

Medical - Biomedical 0.27%
Sinovac Biotech Ltd.	25,000	147,750	*

Medical Products 1.92%
Mindray Medical International Ltd., ADR,
Sponsored ADR	15,000	546,300
Shandong Weigao Group Medical Polymer Co.
Ltd., H shares	120,000	500,757
		1,047,057
Metal - Copper 1.69%
Continental Minerals Corp.	40,000	84,679	*
Freeport-McMoRan Copper & Gold, Inc.	10,000	835,400
		920,079
Metal Processing 0.09%
China Wind Systems, Inc.	10,000	48,300	*

Miscellaneous Manufacturers 0.77%
China International Marine Containers Co. Ltd.,
B shares	300,000	420,775

Non-Ferrous Metals 0.04%
Sterling Group Ventures, Inc.	500,000	22,500	*

Oil & Gas Exploration & Production 2.54%
CNOOC Ltd., Sponsored ADR	3,000	495,240
CNPC Hong Kong Ltd.	500,000	700,647
Green Dragon Gas Ltd.	26,999	188,318	*
		1,384,205
Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	2	*

Pharmaceuticals 0.49%
China-Biotics, Inc.	15,000	268,650	*

Pipelines 1.65%
China Gas Holdings Ltd.	1,600,000	898,477

Power Supply 1.72%
Dongfang Electric Corp. Ltd., H shares	100,000	561,548
Yingli Green Energy Holding Co., Ltd.,
Sponsored ADR	29,500	375,830	*
		937,378
Precious Metals 0.21%
TVI Pacific, Inc.	1,000,000	113,234	*

Publishing 0.03%
Lingo Media Corp.	22,642	16,721	*

Real Estate 1.02%
China Vanke Co. Ltd., B shares	485,000	556,570

Retail 3.80%
361 Degrees International Ltd.	800,000	627,491
Belle International Holdings Ltd.	1,000,000	1,334,321
Lao Feng Xiang Co., Ltd., B shares	1	2
Little Sheep Group Ltd.	200,000	111,795
		2,073,609
Schools 0.73%
China Education Alliance, Inc.	20,000	106,800	*
ChinaCast Education Corp.	40,000	292,400	*
		399,200
Semiconductors 1.30%
Samsung Electronics Co., Ltd.	400	289,186
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	40,000	419,600
		708,786
Silver Mining 0.85%
Silvercorp Metals, Inc.	67,500	463,248

Steel - Producers 0.35%
China Gerui Advanced Materials Group Ltd.	25,000	189,500	*

Telecommunications Equipment 3.02%
Telestone Technologies Corp.	25,000	437,500	*
ZTE Corp., H shares	200,000	1,211,965
		1,649,465
Therapeutics 2.03%
China Shineway Pharmaceutical Group Ltd.	400,000	1,107,641

Total Common Stocks		48,203,334
(cost $40,573,806)

REAL ESTATE INVESTMENT TRUST (REIT) 1.75%

Champion REIT	2,000,000	953,086
(cost $890,156)

EXCHANGE-TRADED FUNDS (ETF) 1.36%

iShares MSCI Hong Kong Index Fund	13,500	219,915
iShares MSCI Singapore Index Fund	9,400	108,100
iShares MSCI Taiwan Index Fund	10,000	125,500
Market Vectors Indonesia Index ETF	1,800	125,694
SPDR Gold Trust	1,500	163,305	*

Total Exchange-Traded Funds		742,514
(cost $643,668)

PURCHASED OPTION 0.00%	Contracts

Hotels 0.00%
Home Inns & Hotels Management, Inc., Strike
Price 40, Call, Expiration Apr. 2010
(premium $1,215)	30	225

Total Investments 91.51%		49,899,159
(cost $42,108,845)
Other assets and liabilities, net 8.49%		4,630,245

NET ASSETS 100%		$ 54,529,404

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	March 31, 2010

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
CAD Canadian Dollars	collateral for written options

@           Security was fair valued at March 31, 2010, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at March 31, 2010, were 0.33% of Holmes Growth, 2.98% of Global Resources, 1.68% of World Precious Minerals, 0.40% of Gold and Precious Metals, 11.10% of Eastern European, and 1.05% of Global Emerging Markets. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2010.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value. An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer, and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The three levels defined by the fair value hierarchy are as follows:

Level 1– quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

In January 2010, the Financial Accounting Standards Board released AS 2010-06, “Improving Disclosures about Fair Value Measurements.” This ASU adds new requirements for disclosures into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009, and has been adopted for this filing. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010.

The following table summarizes the valuation of each fund’s securities as of March 31, 2010, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total

U.S. Treasury Securities Cash Fund
Investments in securities**
U.S. Government Obligations	$ -	$ 71,438,562	$ -	$ 71,438,562
Total	$ -	$ 71,438,562	$ -	$ 71,438,562

U.S. Government Securities Savings Fund
Investments in securities**
U.S. Government and Agency Obligations	$ -	$ 239,885,847	$ -	$ 239,885,847
Total	$ -	$ 239,885,847	$ -	$ 239,885,847

Near-Term Tax Free Fund
Investments in securities**
Municipal Bonds	$ -	$ 21,685,185	$ -	$ 21,685,185
Total	$ -	$ 21,685,185	$ -	$ 21,685,185

Tax Free Fund
Investments in securities**
Municipal Bonds	$ -	$ 20,646,400	$ -	$ 20,646,400
Total	$ -	$ 20,646,400	$ -	$ 20,646,400

All American Equity Fund
Investments in securities**
Common Stocks	$ 15,048,776	$ -	$ -	$ 15,048,776
Exchange-Traded Funds	631,125	-	-	631,125
Purchased Options	1,500	-	-	1,500
Total	$ 15,681,401	$ -	$ -	$ 15,681,401

Holmes Growth Fund
Investments in securities**
Common Stocks:
Financial Services	$ 1,956,719	$ -	$ 81,233	$ 2,037,952
All Other Common Stocks	32,961,986	-	-	32,961,986
Exchange-Traded Funds	854,515	-	-	854,515
Warrants:
Medical – Hospitals	-	43,635	-	43,635
All Other Warrants	204,510	-	-	204,510
Purchased Options	74,000	-	-	74,000
Total	$ 36,051,730	$ 43,635	$ 81,233	$ 36,176,598

Global MegaTrends Fund
Investments in securities**
Common Stocks	$ 23,593,623	$ -	$ -	$ 23,593,623
Warrants	9,846	-	-	9,846
Master Limited Partnerships	453,375	-	-	453,375
Total	$ 24,056,844	$ -	$ -	$ 24,056,844

Global Resources Fund
Investments in securities**
Common Stocks:
Coal	$ 39,619,793	$ 2,826,568	$ 252,354	$ 42,698,715
General Metal & Mineral Mining	60,348,714	-	836,944	61,185,658
Oil & Gas Exploration & Production	197,848,421	-	10,001,196	207,849,617
Oil & Gas Refining & Marketing	6,463,500	-	416,755	6,880,255
Platinum	25,352,656	-	23,987	25,376,643
Uranium	2,106,420	-	375,000	2,481,420
All Other Common Stocks	337,364,408	-	-	337,364,408
Exchange-Traded Funds	821,450	-	-	821,450
Warrants:
Medical – Hospitals	-	101,452	-	101,452
Oil & Gas Exploration & Production	1,457,266	7,525,871	-	8,983,137
All Other Warrants	17,901,450	-	-	17,901,450
Purchased Options	587,500	-	-	587,500
Total	$ 689,871,578	$ 10,453,891	$ 11,906,236	$ 712,231,705
Other Financial Instruments***
Written Options	$ 48,566	$ -	$ -	$ 48,566

World Precious Minerals Fund
Investments in securities**
Common Stocks:
Gold/Mineral Exploration & Development	$ 177,196,907	$ 4,290,715	$ 3,154,690	$ 184,642,312
Platinum	20,538,001	-	215,886	20,753,887
All Other Common Stocks	322,933,673	-	-	322,933,673
Exchange Traded Funds	12,044,270	-	-	12,044,270
Warrants:
Gold/Mineral Exploration & Development	1,418,200	479,027	226,727	2,123,954
Intermediate & Junior Gold Producers	3,314,821	126,093	-	3,440,914
Medical – Hospitals	-	185,450	-	185,450
Silver Mining	12,228,530	936,292	-	13,164,822
All Other Warrants	27,193,610	-	-	27,193,610
Special Warrants:
Gold/Mineral Exploration & Development	-	-	-	-
Rights:
Gold/Mineral Exploration & Development	-	108,231	-	108,231
Purchased Options	8,096,507	-	-	8,096,507
Notes:
Intermediate & Junior Gold Producers	236,314	-	974,345	1,210,659
Total	$ 585,200,833	$ 6,125,808	$ 4,571,648	$ 595,898,289

Gold and Precious Metals Fund
Investments in securities**
Common Stocks	$ 169,819,222	$ -	$ -	$ 169,819,222
Exchange-Traded Funds	5,009,300	-	-	5,009,300
Warrants:
Medical – Hospitals	-	79,634	-	79,634
Silver Mining	5,512,788	504,158	-	6,016,946
All Other Warrants	13,090,741	-	-	13,090,741
Purchased Options	3,492,177	-	-	3,492,177

Notes:
Gold Mining	-	-	270,652	270,652
Total	$ 196,924,228	$ 583,792	$ 270,652	$ 197,778,672

Eastern European Fund
Investments in securities**
Common Stocks:
Commercial Banks – Non US	$ 84,410,542	$ 47,136,949	$ -	$ 131,547,491
All Other Common Stocks	305,608,924	-	-	305,608,924,
Preferred Stocks:
Oil & Gas Exploration & Production	-	4,225,606	-	4,225,606
Warrants	561,245	-	-	561,245
Rights	-	-	-	-
Total	$ 390,580,711	$ 51,362,555	$ -	$ 441,943,266

Global Emerging Markets Fund
Investments in securities**
Common Stocks
Commercial Banks – Non US	$ 1,132,828	$ 145,690	$ -	$ 1,278,528
All Other Common Stocks	10,973,121	-	-	10,973,111
Preferred Stock	292,462	-	-	292,462
Exchange-Traded Funds	503,310	-	-	503,310
Warrants	127	-	-	127
Total	$ 12,901,848	$ 145,690	$ -	$ 13,047,538

China Region Fund
Investments in securities**
Common Stocks:
Electronics & Components	$ 2,721,915	$ -	$ -	$ 2,721,915
Internet	3,733,862	-	-	3,733,862
All Common Stocks	41,747,557	-	-	41,747,557
Real Estate Investment Trusts	953,086	-	-	953,086
Exchange-Traded Funds	742,514	-	-	742,514
Purchased Options	225	-	-	225
Total	$ 49,899,159	$ -	$ -	$ 49,899,159

* For the quarter ended March 31, 2010, there were significant transfers from Level 2 to Level 1 of $5,369,849, $44,806,484, $280,327,618, $5,734,209 and $24,365,950, for the Global MegaTrends, World Precious Minerals, Eastern European, Global Emerging Markets and China Region, respectively, primarily due to the valuation of certain international securities using a systematic fair value model at prior quarter-end. The model was not utilized at March 31, 2010. There were no significant transfers to and from Level 3.

** Refer to the portfolio of investments for a detailed list of the Fund’s investments.

*** Other financial instruments include currency contracts and written options. Currency contracts and written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2010, through March 31, 2010:

	Beginning Balance 12/31/09	Total realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3****	Ending Balance 03/31/10	Change in unrealized appreciation (depreciation) from Investments held as of 03/31/10
Holmes Growth Fund

Investments in Securities
Common Stocks:
Financial Services	$ 78,523	$ -	$ 2,710	$ -	$ -	$ 81,233	$ 2,710
Total Investments in Securities	$ 78,523	$ -	$ 2,710	$ -	$ -	$ 81,233	$ 2,710
Global Resources Fund

Investments in Securities
Common Stocks:
Coal	$ 247,019	$ -	$5,335	$ -	$ -	$ 252,354	$ 5,335
Gold & Silver Mining	-	-	-	-	-	-	-
General Metal & Mineral Mining	809,023	-	27,921	-	-	836,944	27,921
Oil & Gas Exploration and Production	-	-	-	-	10,001,196	10,001,196	-
Oil & Gas Refining and Marketing	537,136	-	(120,381)	-	-	416,755	(120,381)
Platinum	20,966	-	3,021	-	-	23,987	3,021
Sugar/Ethanol	-	-	-	-	-	-	-
Uranium	525,000	-	(150,000)	-	-	375,000	(150,000)
Warrants:
Coal	-	-	-	-	-	-	-
General Metal & Mineral Mining	-	-	-	-	-	-	-
Oil & Gas Exploration and Production	-	-	-	-	-	-	-
Units:
Oil & Gas Exploration and Production	10,001,196	-	-	-	(10,001,196)	-	-
Total Investments in Securities	$12,140,340	$ -	$(234,104)	$ -	$ -	$11,906,236	$(234,104)

World Precious Minerals Fund

Investments in Securities
Common Stock:
Diamond Mining & Exploration	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Gold/Mineral Exploration and Development	3,124,059	-	30,631	-	-	3,154,690	30,631
Platinum	188,690	-	27,195	-	-	215,885	27,195
Warrants:
Gold/Mineral Exploration
and Development	241,427	-	(14,699)	-	-	226,728	(14,699)
Intermediate and Junior
Gold Producers:	-	-	-	-	-	-	-
Special Warrants:
Gold/Mineral Exploration and Development	-	-	-	-	-	-	-
Notes:
Intermediate and Junior Gold Producers	1,027,682	(2,900)	69,676	(120,113)	-	974,345	69,676
Units:
Gold/Mineral Exploration
and Development	1,855,994	-	1,974,500	-	(3,830,494)	-	-
Total Investments in Securities	$ 6,437,852	$(2,900)	$2,087,303	$(120,113)	$(3,830,494)	$4,571,648	$ 112,803

Gold and Precious Metals Fund

Investments in Securities
Warrants:
Gold Mining	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Notes:
Gold Mining	285,467	(805)	19,355	(33,365)	-	270,652	19,355
Total Investments in Securities	$ 285,467	$ (805)	$ 19,355	$ (33,365)	$ -	$ 270,652	$ 19,355

China Region Fund

Investments in Securities
Common Stocks:
Electronics & Components	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Internet	-	-	-	-	-	-	-
Total Investments in Securities	$ -	$ -	$ -	$ -	$ -	$ -	$ -

**** The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

Restricted Securities - Indicated in Portfolio of Investments as "RS"
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
MCO Capital, Inc.	12/04/09	$0.08

As of March 31, 2010, the total cost of restricted securities was $78,441 and the total value was $81,233, representing 0.21% of net assets.
	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
GoviEx Uranium, Inc.	10/04/07	$1.96
GoviEx IP Holdings, Inc.	10/04/07	$0.04
HRT Participacoes Em Petroleo	10/28/09	$1,412.00
HRT Participacoes Em Petroleo, Warrants (November 2013)	10/28/09	$0.00
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Lithium Americas Corp.	12/22/09	$1.42
Lithium Americas Corp., Warrants (December 2049)	12/22/09	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Value Creation, Inc.	08/11/06	$10.60

As of March 31, 2010, the total cost of restricted securities was $16,055,668 and the total value was $11,653,882, representing 1.55% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Candente Gold Corp.	12/08/09	$0.38
Candente Gold Corp., Warrants (December 2011)	12/08/09	$0.00
GBS Gold International, Inc., 12% Note, maturity 05/27/11	05/12/08	$995.72
Hainan Mining Corp. plc	08/31/06-05/16/07	$0.85
Hainan Mining Corp. plc, Warrants (May 2011)	05/16/07	$0.00
Hainan Mining Corp. plc, Warrants (August 2011)	08/31/06	$0.00
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold U.S., Inc.	03/01/04-01/25/08	$1.70
Q2 Gold Resources, Inc.	06/18/07	$0.00
Rye Patch Gold Corp.	12/22/09	$0.24
Rye Patch Gold Corp., Warrants (December 2049)	12/22/09	$0.00
Western Exploration & Development Ltd., 144A,
Special Warrants (December 2049)	08/14/97	$0.50

As of March 31, 2010, the total cost of restricted securities was $9,743,018 and the total value was $9,227,172, representing 1.45% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
GBS Gold International, Inc., 12% Note, maturity 05/27/11	05/12/08	$995.72

As of March 31, 2010, the total cost of restricted securities was $374,928, and the total value was $270,652, representing 0.13% of net assets.

Financial Derivative Instruments

Options Contracts

The equity Funds purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2010, portfolio securities valued at $7,795,895 and $2,236,410 were held in escrow by the custodian as cover for call options written for the Global Resources Fund, and World Precious Minerals Fund, respectively.

Transactions in written call options during the period ended March 31, 2010, were as follows:

	All American Equity Fund		Holmes Growth Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	16	$ 3,488	36	$ 7,848
Options written	-	-	493	144,618
Options closed	-	-	(493)	(144,618)
Options expired	(16)	(3,488)	(36)	(7,848)
Options exercised	-	-	-	-
Options outstanding at March 31, 2010	-	$ -	-	$ -

	Global MegaTrends Fund		Global Resources Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	-	$ -	2,000	$ 727,981
Options written	50	18,945	4,150	948,544
Options closed	(50)	(18,945)	(4,200)	(1,104,508)
Options expired	-	-	-	-
Options exercised	-	-	-	-
Options outstanding at March 31, 2010	-	$ -	1,950	$ 572,017

	World Precious Minerals Fund		Gold and Precious Metals Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	-	$ -	-	$ -
Options written	1,600	140,930	350	25,735
Options closed	-	-	-	-
Options expired	-	-	-	-
Options exercised	(450)	(33,088)	(350)	(25,735)
Options outstanding at March 31, 2010	1,150	$ 107,872	-	$ -

	Global Emerging Markets Fund		China Region Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	-	$ -	-	$ -
Options written	30	3,489	200	23,260
Options closed	(30)	(3,489)	(200)	(23,260)
Options expired	-	-	-	-
Options exercised	-	-	-	-
Options outstanding at March 31, 2010	-	$ -	-	$ -

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts at March 31, 2010, were:

	Foreign	In Exchange	Settlement		Unrealized	Unrealized
Fund Contract	Currency	for USD	Date	Value	Appreciation	(Depreciation)

Global Resources Fund
Sales:
Canadian Dollars	245,025	$ 250,444	04/07/10	$ 250,123	$321	$ -
Canadian Dollars	3,679,521	3,602,358	04/16/10	3,622,798	-	(20,440)
		$3,852,802		$3,872,921	$321	$(20,440)

Market Values of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2010:

	All American Equity Fund	Holmes Growth Fund	Global MegaTrends Fund	Global Resources Fund	World Precious Minerals Fund
Asset derivatives
Equity contracts	$ 1,500	$74,000	$ -	$ 587,500	$8,096,507
Foreign exchange contracts	-	-	-	321	-
Total	$ 1,500	$74,000	$ -	$ 587,821	$8,096,507

Liability derivatives
Equity contracts	$ -	$ -	$ -	$(523,451)	$(328,377)
Foreign exchange contracts	-	-	-	(20,440)	-
Total	$ -	$ -	$ -	$(543,891)	$(328,377)

	Gold and Precious Metals Fund	Eastern European Fund	Global Emerging Markets Fund	China Region Fund
Asset derivatives
Equity contracts	$3,492,177	$ -	$ -	$ 225
Foreign exchange contracts	-	-	-	-
Total	$3,492,177	$ -	$ -	$ 225

Liability derivatives
Equity contracts	$ -	$ -	$ -	$ -
Foreign exchange contracts	-	-	-	-
Total	$ -	$ -	$ -	$ -

Tax Information

The following table presents the income tax basis of the securities owned at March 31, 2010, and the tax basis components of net unrealized appreciation or depreciation:

		Gross	Gross	Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$ 71,438,862	$ -	$ -	$ -
U.S. Government Securities Savings	239,885,847	-	-	-
Near-Term Tax Free	21,162,778	617,758	(95,351)	522,407
Tax Free	20,172,810	865,244	(391,654)	473,590
All American Equity	14,020,432	1,783,665	(122,696)	1,660,969
Holmes Growth	29,369,421	7,272,460	(465,283)	6,807,177
Global MegaTrends	20,869,470	4,469,797	(1,282,423)	3,187,374
Global Resources	628,741,641	187,251,439	(103,761,375)	83,490,064
World Precious Minerals	539,357,100	193,058,872	(136,544,683)	56,541,189
Gold and Precious Metals	168,353,462	49,798,796	(20,373,586)	29,425,210
Eastern European	344,233,076	114,902,356	(17,192,166)	97,710,190
Global Emerging Markets	11,299,274	2,489,128	(740,864)	1,748,264
China Region	42,108,845	8,639,650	(849,336)	7,790,314

Minimum Yield Agreement and Agreements to Limit Expenses

The Adviser has voluntarily agreed to waive fees from and/or reimburse the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s yield to fall below the Minimum Yield. For the three months ended March 31, 2010, fees waived and/or expenses reimbursed as a result of this agreement were $231,556 and $168,157 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through December 31, 2013. In addition, $170,642 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund through December 31, 2011, and $789,420 and $258,561 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively, through December 31, 2012, for fees waived and/or expenses reimbursed in previous fiscal years.

In addition, as described in the December 31, 2009, annual report, the Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. Effective March 1, 2010, Global MegaTrends Fund, Global Resources Fund and World Precious Metals Fund began offering institutional class shares, and the Adviser has voluntarily agreed to waive all institutional class specific expenses. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:    June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/Frank E. Holmes
                Frank E. Holmes
President, Chief Executive Officer

Date:    June 1, 2010

By:           /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:    June 1, 2010